UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:

Parnassus Funds (811-04044) and Parnassus Funds II (811-06673)

Parnassus Funds

Parnassus Funds II

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip Code)

Marc C. Mahon

Parnassus Funds

Parnassus Funds II

1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Report to Stockholders.

(a)	The following is a copy of the report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).

(b)	Not applicable.

Parnassus Core Equity Fund

Ticker - PRBLX

Class - Investor Shares

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Investor Shares	$86	0.81%

Fund Performance

Value on December 31, 2025 of $10,000 invested on December 31, 2015.

	Parnassus Core Equity Fund	S&P 500 Index

2015	$10,000	$10,000
2016	$11,040	$11,196
2017	$12,871	$13,640
2018	$12,847	$13,042
2019	$16,789	$17,149
2020	$20,347	$20,304
2021	$25,952	$26,132
2022	$21,122	$21,399
2023	$26,388	$27,025
2024	$31,277	$33,786
2025	$34,918	$39,827

The chart shows the growth in value of a hypothetical $10,000 investment over the last 10 years and does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

How did the Fund perform?

For the one-year period, the Fund (Investor Shares) returned 11.64% (net of fees), underperforming the S&P 500’s 17.88%.

The Fund’s holdings in the Financials, Industrials and Materials sectors weighed on relative results.

Conversely, holdings in the Communication Services and Real Estate sectors and a lack of exposure to the Energy sector buoyed relative performance.

Key Fund Statistics

Total Net Assets	$25,874,831,297
# of Portfolio Holdings	38
Portfolio Turnover Rate	28.45%
Advisory Fees Paid	$153,398,870

$-

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Parnassus Core Equity Fund - Investor Shares	11.64%	11.41%	13.32%
S&P 500 Index	17.88%	14.42%	14.82%

What did the Fund invest in?

Parnassus Core Equity Fund invests selectively in about 40 U.S. large-cap equity securities. The Fund pursues high quality companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in an economic downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Real Estate	2.7%
Consumer Staples	3.1%
Materials	3.3%
Communication Services	6.3%
Consumer Discretionary	11.4%
Industrials	11.8%
Financials	13.5%
Health Care	13.8%
Information Technology	33.3%

Top Ten Holdings (%)*

Microsoft Corp.	6.7%
Alphabet Inc., Class A	6.3%
NVIDIA Corp.	5.8%
Amazon.com Inc.	5.5%
Apple Inc.	4.5%
Waste Management Inc.	3.6%
Eli Lilly & Co.	3.5%
Deere & Co.	3.5%
Danaher Corp.	3.2%
Mastercard Inc., Class A	2.9%

Additional Information

Parnassus Core Equity Fund

Ticker - PRBLX

Class - Investor Shares

Annual Shareholder Report - December 31, 2025

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PRBLX2025-DEC

Parnassus Core Equity Fund

Ticker - PRILX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Parnassus Core Equity Fund (the "Fund") for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at 800-999-3505.

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Class name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Institutional Shares	$65	0.61%

Fund Performance

Value on December 31, 2025 of $10,000 invested on December 31, 2015.

	Parnassus Core Equity Fund	S&P 500 Index

2015	$10,000	$10,000
2016	$11,061	$11,196
2017	$12,920	$13,640
2018	$12,927	$13,042
2019	$16,929	$17,149
2020	$20,564	$20,304
2021	$26,284	$26,132
2022	$21,436	$21,399
2023	$26,839	$27,025
2024	$31,872	$33,786
2025	$35,658	$39,827

The chart shows the growth in value of a hypothetical $10,000 investment over the last 10 years and does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

How did the Fund perform?

For the one-year period, the Fund (Institutional Shares) returned 11.88% (net of fees), underperforming the S&P 500’s 17.88%.

The Fund’s holdings in the Financials, Industrials and Materials sectors weighed on relative results.

Conversely, holdings in the Communication Services and Real Estate sectors and a lack of exposure to the Energy sector buoyed relative performance.

Key Fund Statistics

Total Net Assets	$25,874,831,297
# of Portfolio Holdings	38
Portfolio Turnover Rate	28.45%
Advisory Fees Paid	$153,398,870

$-

Average Annual Total Returns (%)

	1 Year	5 Years	10 Years
Parnassus Core Equity Fund - Institutional Shares	11.88%	11.64%	13.56%
S&P 500 Index	17.88%	14.42%	14.82%

What did the Fund invest in?

Parnassus Core Equity Fund invests selectively in about 40 U.S. large-cap equity securities. The Fund pursues high quality companies with increasingly relevant products and services, durable competitive advantages, strong management teams and sustainable business practices that are likely to thrive in a healthy economy and be resilient in an economic downturn.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.8%
Real Estate	2.7%
Consumer Staples	3.1%
Materials	3.3%
Communication Services	6.3%
Consumer Discretionary	11.4%
Industrials	11.8%
Financials	13.5%
Health Care	13.8%
Information Technology	33.3%

Top Ten Holdings (%)*

Microsoft Corp.	6.7%
Alphabet Inc., Class A	6.3%
NVIDIA Corp.	5.8%
Amazon.com Inc.	5.5%
Apple Inc.	4.5%
Waste Management Inc.	3.6%
Eli Lilly & Co.	3.5%
Deere & Co.	3.5%
Danaher Corp.	3.2%
Mastercard Inc., Class A	2.9%

Additional Information

Parnassus Core Equity Fund

Ticker - PRILX

Class - Institutional Shares

Annual Shareholder Report - December 31, 2025

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: 800-999-3505

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact 800-999-3505.

PRILX2025-DEC

Parnassus Core Select ETF

NYSE - PRCS

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Parnassus Core Select ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Core Select ETF	$61	0.58%

How did the Fund perform?

For the one-year period, the Parnassus Core Select ETF returned 11.74% on a net asset value (“NAV”) basis, underperforming the S&P 500’s 17.88%.

The Fund’s holdings in the Financials, Information Technology and Health Care sectors weighed on relative results.

Conversely, holdings in the Communication Services and Real Estate sectors and a lack of exposure to the Consumer Staples sector buoyed relative performance.

Fund Performance

Value on December 31, 2025 of $10,000 invested on December 11, 2024.

	Parnassus Core Select ETF	S&P 500 Index

2024	$10,000	$10,000
2025	$9,589	$9,674
2025	$10,715	$11,403

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The share class commenced operations on December 11, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$95,739,204
# of Portfolio Holdings	26
Portfolio Turnover Rate	18.40%
Advisory Fees Paid	$261,804

$-

Average Annual Total Returns (%)

	1 Year	Since Inception
Parnassus Core Select ETF (Inc: December 11, 2024)	11.74%	6.77%
S&P 500 Index	17.88%	13.26%

What did the Fund invest in?

Parnassus Core Select ETF (PRCS) seeks to achieve strong long-term returns through a concentrated, non-diversified portfolio of approximately 25 high quality, attractively priced U.S. large-cap stocks that reflect our investment team’s highest convictions.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.4%
Real Estate	2.4%
Materials	2.6%
Communication Services	9.5%
Industrials	10.8%
Health Care	12.8%
Consumer Discretionary	12.9%
Financials	14.1%
Information Technology	34.5%

Top Ten Holdings (%)*

Alphabet Inc., Class A	9.5%
Microsoft Corp.	9.2%
Amazon.com Inc.	7.3%
NVIDIA Corp.	7.1%
Danaher Corp.	6.5%
Applied Materials Inc.	6.1%
Waste Management Inc.	4.6%
Deere & Co.	4.2%
Salesforce Inc.	3.4%
Intercontinental Exchange Inc.	3.3%

Additional Information

Parnassus Core Select ETF

NYSE - PRCS

Annual Shareholder Report - December 31, 2025

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: (855) 514-4443

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact (855) 514-4443.

PRCS2025-DEC

Parnassus Value Select ETF

NYSE - PRVS

Annual Shareholder Report - December 31, 2025

Fund Overview

This annual shareholder report contains important information about Parnassus Value Select ETF (the "Fund") for the period of January 1, 2025 to December 31, 2025.

You can find additional information about the Fund at https://www.parnassus.com/literature-and-forms/fund-information. You can also request this information by contacting us at (855) 514-4443.

What was the Fund's cost for the last year?

(based on a hypothetical $10,000 investment)

Fund name	Cost of a $10,000 investment	Cost paid as a % of a $10,000 investment
Parnassus Value Select ETF	$64	0.59%

How did the Fund perform?

For the one-year period, the Fund returned 18.06% on a net asset value (“NAV”) basis, beating the Russell 1000 Value Index's 15.91%.

The portfolio’s holdings in Information Technology primarily contributed to outperformance, while positions in the Utilities and Real Estate sectors also helped. Conversely, holdings in Health Care and Consumer Discretionary offset some of those gains.

Fund Performance

Value on December 31, 2025 of $10,000 invested on December 11, 2024.

	Parnassus Value Select ETF	Russell 1000® Value Index

2024	$10,000	$10,000
2025	$9,529	$9,618
2025	$11,251	$11,148

The chart shows the growth in value of a hypothetical $10,000 investment since inception and does not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares. The share class commenced operations on December 11, 2024.

The Fund’s past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.

Key Fund Statistics

Total Net Assets	$11,471,255
# of Portfolio Holdings	27
Portfolio Turnover Rate	34.10%
Advisory Fees Paid	$43,123

$-

Average Annual Total Returns (%)

	1 Year	Since Inception
Parnassus Value Select ETF (Inc: December 11, 2024)	18.06%	11.82%
Russell 1000® Value Index	15.91%	10.85%

What did the Fund invest in?

Parnassus Value Select ETF (PRVS) seeks to achieve strong long-term returns through a concentrated, non-diversified portfolio of approximately 25 undervalued U.S. large cap stocks that are poised to rise but are temporarily out of favor relative to their history or peers.

Sector Allocation (%)*

Value	Value
Short-Term Investments, Other Assets & Liabilities	0.3%
Consumer Staples	2.7%
Materials	3.0%
Utilities	4.2%
Real Estate	4.7%
Consumer Discretionary	6.1%
Communication Services	10.1%
Industrials	11.9%
Health Care	16.6%
Information Technology	16.8%
Financials	23.6%

Top Ten Holdings (%)*

Alphabet Inc., Class A	6.2%
AstraZeneca plc, ADR	5.0%
CBRE Group Inc., Class A	4.7%
S&P Global Inc.	4.5%
Cummins Inc.	4.4%
JPMorgan Chase & Co.	4.4%
Visa Inc., Class A	4.3%
Brookfield Renewable Corp.	4.2%
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	4.0%
The Charles Schwab Corp.	4.0%

Additional Information

Parnassus Value Select ETF

NYSE - PRVS

Annual Shareholder Report - December 31, 2025

If you wish to view additional information about the Fund; including, but not limited to, its prospectus, proxy voting information, financial statements or holdings, please call us or visit our website:

Phone: (855) 514-4443

Website: www.parnassus.com/literature-and-forms/fund-information

Sign up for insights from our investment team

www.parnassus.com/subscribe

For purposes of categorizing securities for diversification requirements under the Investment Company Act, the Fund uses industry classifications that are more specific than those used for the chart.

Portfolio characteristics and holdings are subject to change periodically.

* The holding table and chart above represent percentage based on Total Net Assets.

Material Fund Changes

No material changes to the Fund in the last reporting year.

Change in or Disagreements with Accountants

There have been no changes to or disagreements with the accountants in the last reporting year.

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC.

Householding

If you wish to receive a copy of this document at a new address, contact (855) 514-4443.

PRVS2025-DEC

Item 2. Code of Ethics.

The Registrant has adopted a code of ethics dated July 22, 2003 that applies to the Registrant’s principal executive officer (President) and principal financial officer (Treasurer) for the fiscal year ending December 31, 2025. During the fiscal year ending December 31, 2025 there were no amendments to any provisions of this code of ethics.

Item 3. Audit Committee Financial Expert.

The Boards of Trustees of the Parnassus Funds and the Parnassus Funds II (formerly known as Parnassus Income Funds) (the “Board”) determined that Kay Yun, Chair of the Board’s Audit Committee (the “Audit Committee”), qualified as an “independent audit committee financial expert” as defined by Form N-CSR. The Trustees’ decision was based on Ms. Yun’s understanding of generally accepted accounting principles (GAAP); her ability to assess the general application of such principles in connection with the accounting for estimates, accruals, and reserves; her experience preparing, auditing, analyzing, or evaluating financial statements that present a breadth and level of complexity of accounting issues that are generally comparable to the breadth and complexity of issues that can reasonably be expected to be raised by the Registrant’s financial statements; an understanding of internal controls and procedures for financial reporting; and understanding of audit committee functions.

Kay Yun is currently a Partner and the Chief Financial Officer at Health Evolution Partners. She is also an emeritus trustee at the American Conservatory Theater and was previously a trustee at University High School. Prior to joining Health Evolution Partners, Kay was Co-Founder and Chief Executive Officer of YuniNetworks. She also served as an investment banker with Goldman Sachs for almost 10 years. Kay received her bachelor’s degree in business administration from the Leeds School of Business at the University of Colorado, Boulder, and her MBA from the Wharton School, University of Pennsylvania.

Under applicable securities laws, a person determined to be an audit committee financial expert will not be deemed an “expert” for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as amended (the “Securities Act”), as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and board of trustees in the absence of such designation or identification. The designation or identification of a person as an audit committee financial expert does not affect the duties, obligations, or liability of any other member of the audit committee or board of trustees.

Item 4. Principal Accountant Fees and Services.

(a) Audit Fees

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for the fiscal years ended December 31, 2024 and 2025 were (i) $95,000 and $252,000 respectively, for the Parnassus Funds trust and (ii) $78,000 and $168,000 respectively, for the Parnassus Funds II trust.

(b) Audit-Related Fees

There were no aggregate fees billed for the last two fiscal years for assurance and related services rendered by the principal accountants that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported under paragraph (a) of this Item.

(c) Tax Fees

The aggregate fees billed for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning for the fiscal years ended December 31, 2024 and 2025 were (i) $15,412 and $39,805 respectively, for the Parnassus Funds trust and (ii) $7,706 and $30,390 respectively, for the Parnassus Funds II trust.

(d) All Other Fees

There were no fees billed in each of the last two fiscal years for products and services by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item.

(e)(1) The Audit Committee’s pre-approval policies and procedures are as follows: The audit committee is required to pre-approve all audit services and permitted non-audit services provided by the independent accountants for the Parnassus Funds, affiliated funds, and other service affiliates. Explicit pre-approval by the Audit Committee Chair shall be required for any individual non-audit engagement to be performed by the independent accountants with estimated fees of $10,000 or less and the Audit Committee Chair shall report such approval to the full audit committee at the next regularly scheduled meeting. Explicit pre-approval by the full Audit Committee shall be required for any individual non-audit engagement to be performed by the independent accountants with estimated fees in excess of $10,000. Officers of the Funds shall furnish the audit committee at least annually with a listing of all fees paid to the independent accountants including non-audit services performed. For certain non-audit services which are no more than five percent of the total fees paid by the Trust, such fees may be exempted from the required pre-approval process specified above subject to limitations and prompt disclosure of such services are identified, and in all cases approval is required prior to completion.

(e)(2) None.

(f) Not applicable.

(g) The aggregate non-audit fees billed by the Registrant’s accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, as set forth in 4(b) and (c) of this Item, for the fiscal years ended December 31, 2024 and 2025 were (i) $— and $— respectively, for the Parnassus Funds trust and (ii) $— and $— respectively, for the Parnassus Funds II trust.

(h) The Audit Committee has considered and determined that the provision of non-audit services, if any, that were rendered to the Registrant’s investment adviser that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

(a) The Parnassus Funds II trust includes two exchange-traded funds. Accordingly, Parnassus Funds II is subject to this Item 5. Parnassus Funds II has a separately-designated standing Audit Committee in accordance with Section 3(a)(58)(A) of the Exchange Act of 1934. All of the Board’s independent Trustees are members of the Audit Committee.

(b) Not applicable.

Item 6. Investments.

(a) Included as part of the Financial Statements filed under Item 7(a) of this Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a) The Registrant’s Financial Statements are attached herewith.

(b) The Registrant’s Financial Highlights are included as part of the Financial Statements filed under Item 7(a) of this Form.

Parnassus Funds Audited Financial Statements

December 31, 2025

Parnassus Core Equity FundSM

Investor Shares: PRBLX | Institutional Shares: PRILX

Parnassus Growth Equity FundSM

Investor Shares: PFGEX | Institutional Shares: PFPGX

Parnassus Value Equity FundSM

Investor Shares: PARWX | Institutional Shares: PFPWX

Parnassus Mid Cap FundSM

Investor Shares: PARMX | Institutional Shares: PFPMX

Parnassus Mid Cap Growth FundSM

Investor Shares: PARNX | Institutional Shares: PFPRX

Parnassus International Equity FundSM

Investor Shares: PRBRX | Institutional Shares: PFPEX

Audited Financial Statements • 2025

Parnassus Core Equity Fund

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Banks (2.4%)
Bank of America Corp.	11,235,531	617,954,205

Capital Markets (5.3%)
Intercontinental Exchange Inc.	4,576,702	741,242,656
S&P Global Inc.	1,208,190	631,388,012

		1,372,630,668

Chemicals (3.3%)
Linde plc	1,357,208	578,699,919
The Sherwin-Williams Co.	850,269	275,512,664

		854,212,583

Commercial Services & Supplies (3.6%)
Waste Management Inc.	4,200,356	922,860,217

Diversified Financial Services (2.9%)
Mastercard Inc., Class A	1,316,474	751,548,677

Equity Real Estate Investment Trusts (2.7%)
Realty Income Corp.	12,182,640	686,735,417

Food & Staples Retailing (1.9%)
Costco Wholesale Corp.	558,544	481,654,833

Health Care Equipment & Supplies (4.4%)
Boston Scientific Corp. [q]	6,636,318	632,772,921
Stryker Corp.	1,458,085	512,473,135

		1,145,246,056

Hotels, Restaurants & Leisure (1.6%)
Marriott International Inc., Class A	1,319,077	409,230,448

Household Products (1.2%)
The Procter & Gamble Co.	2,200,312	315,326,713

Insurance (2.9%)
Brown & Brown Inc.	5,213,391	415,507,263
Marsh & McLennan Companies Inc.	1,834,281	340,295,811

		755,803,074

Interactive Media & Services (6.3%)
Alphabet Inc., Class A	5,225,330	1,635,528,290

Life Sciences Tools & Services (5.8%)
Danaher Corp.	3,607,925	825,926,191
Thermo Fisher Scientific Inc.	1,184,219	686,195,700

		1,512,121,891

Equities	Shares	Market Value ($)

Machinery (3.5%)
Deere & Co.	1,951,937	908,763,309

Multiline Retail (5.5%)
Amazon.com Inc. [q]	6,178,989	1,426,234,241

Pharmaceuticals (3.5%)
Eli Lilly & Co.	850,704	914,234,575

Professional Services (1.1%)
Verisk Analytics Inc., Class A	1,265,698	283,123,986

Semiconductors & Semiconductor Equipment (14.3%)
Advanced Micro Devices Inc. [q]	1,758,126	376,520,264
Applied Materials Inc.	2,414,997	620,630,079
Broadcom Inc.	1,902,420	658,427,562
KLA Corp.	442,150	537,247,622
NVIDIA Corp.	8,046,099	1,500,597,463

		3,693,422,990

Software (14.6%)
Microsoft Corp.	3,583,092	1,732,854,953
Oracle Corp.	1,550,881	302,282,216
Salesforce Inc.	2,155,705	571,067,812
ServiceNow Inc. [q]	1,937,252	296,767,634
Synopsys Inc. [q]	1,090,291	512,131,488
Workday Inc., Class A q	1,632,660	350,662,715

		3,765,766,818

Specialty Retail (4.3%)
AutoZone Inc. [q]	177,912	603,388,548
The Home Depot Inc.	1,486,442	511,484,692

		1,114,873,240

Technology Hardware, Storage & Peripherals (4.5%)
Apple Inc.	4,244,249	1,153,841,533

Trading Companies & Distributors (3.6%)
Ferguson Enterprises Inc.	1,869,634	416,236,617
WW Grainger Inc.	520,081	524,787,733

		941,024,350

Total investment in equities (99.2%) (cost $18,822,430,157)		25,662,138,114

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Core Equity Fund

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.9%)
Citibank, New York	2.98%	01/02/2026	199,999,998	199,999,998
JPMorgan Chase, New York	2.98%	01/02/2026	30,417,621	30,417,621

				230,417,619

Total short-term securities (0.9%) (cost $230,417,619)				230,417,619

Total securities (100.1%) (cost $19,052,847,776)				25,892,555,733

Other assets and liabilities (-0.1%)				(17,724,436)

Total net assets (100.0%)				25,874,831,297

q This security is non-income producing.

plc Public Limited Company

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Growth Equity Fund

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Aerospace & Defense (1.6%)
StandardAero Inc. [q]	47,722	1,368,667

Biotechnology (4.0%)
Insmed Inc. [q]	9,325	1,622,923
Natera Inc. [q]	7,787	1,783,924

		3,406,847

Capital Markets (3.5%)
Ares Management Corp., Class A	9,363	1,513,342
S&P Global Inc.	2,911	1,521,259

		3,034,601

Chemicals (2.0%)
Linde plc	2,286	974,728
The Sherwin-Williams Co.	2,296	743,973

		1,718,701

Diversified Financial Services (3.8%)
Visa Inc., Class A	9,291	3,258,447

Electrical Equipment (2.3%)
GE Vernova Inc.	3,043	1,988,813

Entertainment (2.0%)
Netflix Inc. [q]	18,031	1,690,587

Food & Staples Retailing (1.4%)
Costco Wholesale Corp.	1,372	1,183,130

Health Care Equipment & Supplies (5.1%)
Boston Scientific Corp. [q]	17,677	1,685,502
Insulet Corp. [q]	3,795	1,078,691
Intuitive Surgical Inc. [q]	2,868	1,624,320

		4,388,513

Hotels, Restaurants & Leisure (3.0%)
Chipotle Mexican Grill Inc., Class A q	26,538	981,906
DoorDash Inc., Class A q	6,941	1,571,998

		2,553,904

Insurance (1.4%)
Brown & Brown Inc.	15,314	1,220,526

Interactive Media & Services (4.7%)
Alphabet Inc., Class A	12,863	4,026,119

IT Services (1.4%)
Cloudflare Inc., Class A q	6,195	1,221,344

Life Sciences Tools & Services (1.2%)
Thermo Fisher Scientific Inc.	1,758	1,018,673

Equities	Shares	Market Value ($)

Multiline Retail (7.8%)
Amazon.com Inc. [q]	23,099	5,331,711
MercadoLibre Inc. [q]	712	1,434,153

		6,765,864

Pharmaceuticals (4.1%)
Eli Lilly & Co.	3,328	3,576,535

Semiconductors & Semiconductor Equipment (23.7%)
Advanced Micro Devices Inc. [q]	9,048	1,937,720
Applied Materials Inc.	8,500	2,184,415
ASML Holding NV	2,189	2,341,924
Broadcom Inc.	10,355	3,583,865
NVIDIA Corp.	40,947	7,636,615
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	9,220	2,801,866

		20,486,405

Software (20.3%)
Appfolio Inc., Class A q	7,834	1,822,580
Atlassian Corp., Class A q	5,082	823,995
Datadog Inc., Class A q	6,668	906,781
Microsoft Corp.	16,468	7,964,254
PTC Inc. [q]	8,515	1,483,398
Salesforce Inc.	6,680	1,769,599
Synopsys Inc. [q]	3,275	1,538,333
Workday Inc., Class A q	5,884	1,263,766

		17,572,706

Technology Hardware, Storage & Peripherals (4.6%)
Apple Inc.	14,742	4,007,760

Trading Companies & Distributors (1.7%)
Ferguson Enterprises Inc.	6,763	1,505,647

Total investment in equities (99.6%) (cost $68,501,069)		85,993,789

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Growth Equity Fund

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.2%)
Royal Bank of Canada, Toronto	2.98%	01/02/2026	194,883	194,883

Total short-term securities (0.2%) (cost $194,883)				194,883

Total securities (99.8%) (cost $68,695,952)				86,188,672

Other assets and liabilities (0.2%)				147,135

Total net assets (100.0%)				86,335,807

q This security is non-income producing.

plc Public Limited Company
NV Naamloze Vennootschap
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Value Equity Fund

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Air Freight & Logistics (1.8%)
FedEx Corp.	295,041	85,225,543

Banks (9.3%)
Bank of America Corp.	3,116,283	171,395,565
Citigroup Inc.	989,173	115,426,597
JPMorgan Chase & Co.	499,359	160,903,457

		447,725,619

Biotechnology (1.6%)
Regeneron Pharmaceuticals Inc.	96,545	74,520,189

Capital Markets (11.5%)
CME Group Inc., Class A	353,308	96,481,349
S&P Global Inc.	310,468	162,247,472
The Bank of New York Mellon Corp.	1,394,698	161,910,491
The Charles Schwab Corp.	1,292,228	129,106,500

		549,745,812

Chemicals (1.8%)
Linde plc	202,721	86,438,207

Commercial Services & Supplies (1.3%)
Waste Management Inc.	287,909	63,256,486

Diversified Financial Services (4.9%)
Mastercard Inc., Class A	245,543	140,175,588
Visa Inc., Class A	267,423	93,787,920

		233,963,508

Diversified Telecommunication Services (2.6%)
Verizon Communications Inc.	3,062,665	124,742,345

Equity Real Estate Investment Trusts (3.6%)
CBRE Group Inc., Class A q	1,061,047	170,605,747

Food & Staples Retailing (4.1%)
Sysco Corp.	1,606,833	118,407,524
Walmart Inc.	716,625	79,839,191

		198,246,715

Health Care Equipment & Supplies (3.2%)
Abbott Laboratories	614,399	76,978,051
Stryker Corp.	216,872	76,224,002

		153,202,053

Health Care Providers & Services (3.3%)
The Cigna Group	335,611	92,370,216
UnitedHealth Group Inc.	198,924	65,666,802

		158,037,018

Independent Power & Renewable Electricity Producers (2.4%)
Brookfield Renewable Corp.	3,046,726	116,811,475

Equities	Shares	Market Value ($)

Insurance (4.6%)
The Progressive Corp.	455,850	103,806,162
Willis Towers Watson plc	355,367	116,773,596

		220,579,758

Interactive Media & Services (4.4%)
Alphabet Inc., Class A	673,830	210,908,790

Life Sciences Tools & Services (5.5%)
Bio-Rad Laboratories Inc., Class A q	251,176	76,103,816
Danaher Corp.	374,753	85,788,457
Thermo Fisher Scientific Inc.	180,880	104,810,916

		266,703,189

Machinery (6.1%)
Cummins Inc.	279,024	142,427,801
Deere & Co.	322,205	150,008,982

		292,436,783

Multiline Retail (2.5%)
Amazon.com Inc. [q]	519,172	119,835,281

Multi-Utilities (1.1%)
CMS Energy Corp.	746,362	52,193,095

Pharmaceuticals (3.4%)
AstraZeneca plc, ADR	1,227,628	112,855,842
Novo Nordisk, ADR	964,103	49,053,561

		161,909,403

Road & Rail (2.2%)
Union Pacific Corp.	465,002	107,564,263

Semiconductors & Semiconductor Equipment (9.9%)
Advanced Micro Devices Inc. [q]	370,208	79,283,745
Applied Materials Inc.	335,591	86,243,531
Broadcom Inc.	199,616	69,087,098
Intel Corp. [q]	1,251,981	46,198,099
Micron Technology Inc.	293,686	83,820,921
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	364,085	110,641,791

		475,275,185

Software (4.6%)
Microsoft Corp.	229,362	110,924,050
NICE Ltd., ADR [q,l]	522,524	59,066,113
Oracle Corp.	260,064	50,689,074

		220,679,237

Specialty Retail (2.2%)
The Home Depot Inc.	312,414	107,501,657

Technology Hardware, Storage & Peripherals (1.3%)
Western Digital Corp.	363,164	62,562,262

Total investment in equities (99.2%) (cost $3,488,389,243)		4,760,669,620

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Value Equity Fund

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Securities Purchased with Cash Collateral from Securities Lending

Registered Investment Companies (0.1%)
Invesco Aim Government & Agency Portfolio Short-Term Investments Trust, Institutional Class	3.71%			5,128,200

Time Deposits (0.8%)
JPMorgan Chase, New York	2.98%	01/02/2026	39,628,219	39,628,219

Total short-term securities (0.9%) (cost $44,756,419)				44,756,419

Total securities (100.1%) (cost $3,533,145,662)				4,805,426,039

Payable upon return of securities loaned (-0.1%)				(5,128,200)

Other assets and liabilities (0.0%)				(1,974,702)

Total net assets (100.0%)				4,798,323,137

q This security is non-income producing.
l This security, or partial position of this security, was on loan at December 31, 2025. The total value of the securities on loan at December 31, 2025 was 5,018,088.

plc Public Limited Company
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Mid Cap Fund

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Aerospace & Defense (2.0%)
StandardAero Inc. [q]	1,674,781	48,032,719

Banks (2.6%)
Truist Financial Corp.	1,309,976	64,463,919

Capital Markets (9.6%)
Ares Management Corp., Class A	270,917	43,788,315
Cboe Global Markets Inc.	316,018	79,320,518
The Bank of New York Mellon Corp.	964,742	111,996,899

		235,105,732

Commercial Services & Supplies (2.7%)
Republic Services Inc., Class A	312,695	66,269,451

Construction Materials (2.4%)
Vulcan Materials Co.	202,619	57,790,991

Electrical Equipment (2.8%)
Hubbell Inc., Class B	156,340	69,432,157

Equity Real Estate Investment Trusts (5.6%)
CBRE Group Inc., Class A q	629,627	101,237,725
Realty Income Corp.	646,776	36,458,763

		137,696,488

Food & Staples Retailing (2.5%)
US Foods Holding Corp. [q]	808,109	60,866,770

Health Care Equipment & Supplies (4.7%)
Alcon AG	435,222	34,299,846
Edwards Lifesciences Corp. [q]	586,760	50,021,290
Insulet Corp. [q]	105,956	30,116,933

		114,438,069

Hotels, Restaurants & Leisure (3.9%)
Chipotle Mexican Grill Inc., Class A q	1,300,998	48,136,926
Hilton Worldwide Holdings Inc.	166,775	47,906,119

		96,043,045

Household Durables (2.1%)
D.R. Horton Inc.	357,953	51,555,971

Independent Power & Renewable Electricity Producers (3.1%)
Brookfield Renewable Corp.	1,973,528	75,665,063

Insurance (4.0%)
The Allstate Corp.	201,460	41,933,899
W R Berkley Corp.	793,698	55,654,104

		97,588,003

Equities	Shares	Market Value ($)

Life Sciences Tools & Services (4.1%)
Agilent Technologies Inc.	420,968	57,281,116
IQVIA Holdings Inc. [q]	183,977	41,470,256

		98,751,372

Machinery (6.4%)
Ingersoll Rand Inc.	620,664	49,169,002
Pentair plc	456,104	47,498,671
Xylem Inc.	445,104	60,614,263

		157,281,936

Multi-Utilities (2.1%)
CMS Energy Corp.	726,297	50,789,949

Professional Services (7.8%)
Broadridge Financial Solutions Inc.	271,682	60,631,272
TransUnion	892,724	76,551,083
Verisk Analytics Inc., Class A	239,059	53,475,108

		190,657,463

Road & Rail (1.7%)
Old Dominion Freight Line Inc.	265,865	41,687,632

Semiconductors & Semiconductor Equipment (10.9%)
KLA Corp.	86,315	104,879,630
Lam Research Corp.	645,926	110,569,613
NXP Semiconductors NV	231,599	50,270,879

		265,720,122

Software (10.9%)
Autodesk Inc. [q]	221,118	65,453,139
BILL Holdings Inc. [q]	891,253	48,608,939
Roper Technologies Inc.	109,628	48,798,712
Synopsys Inc. [q]	141,792	66,602,538
Workday Inc., Class A q	168,367	36,161,864

		265,625,192

Specialty Retail (1.9%)
O’Reilly Automotive Inc. [q]	517,707	47,220,055

Technology Hardware, Storage & Peripherals (2.4%)
Sandisk Corp. [q]	125,421	29,772,437
Western Digital Corp.	160,333	27,620,566

		57,393,003

Trading Companies & Distributors (3.1%)
Ferguson Enterprises Inc.	335,867	74,774,070

Total investment in equities (99.3%) (cost $1,817,580,690)		2,424,849,172

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Mid Cap Fund

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.8%)
JPMorgan Chase, New York	2.98%	01/02/2026	18,491,178	18,491,178

Total short-term securities (0.8%) (cost $18,491,178)				18,491,178

Total securities (100.1%) (cost $1,836,071,868)				2,443,340,350

Other assets and liabilities (-0.1%)				(3,150,997)

Total net assets (100.0%)				2,440,189,353

q This security is non-income producing.

AG Aktiengesellschaft
plc Public Limited Company
NV Naamloze Vennootschap

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Aerospace & Defense (2.8%)
StandardAero Inc. [q]	786,031	22,543,369

Biotechnology (4.9%)
Alnylam Pharmaceuticals Inc. [q]	44,560	17,719,284
Insmed Inc. [q]	41,598	7,239,716
Natera Inc. [q]	62,442	14,304,838

		39,263,838

Building Products (2.0%)
Trane Technologies plc	40,502	15,763,378

Capital Markets (6.6%)
Ares Management Corp., Class A	121,571	19,649,521
MSCI Inc., Class A	23,467	13,463,722
Robinhood Markets Inc., Class A q	180,334	20,395,775

		53,509,018

Chemicals (1.4%)
The Sherwin-Williams Co.	34,200	11,081,826

Commercial Services & Supplies (1.7%)
Waste Connections Inc.	79,789	13,991,799

Construction & Engineering (2.5%)
Quanta Services Inc.	47,313	19,968,925

Distributors (1.6%)
Pool Corp.	57,094	13,060,252

Electrical Equipment (5.2%)
Hubbell Inc., Class B	38,608	17,146,199
Rockwell Automation Inc.	64,815	25,217,572

		42,363,771

Equity Real Estate Investment Trusts (2.3%)
CoStar Group Inc. [q]	272,688	18,335,541

Health Care Equipment & Supplies (4.8%)
IDEXX Laboratories Inc. [q]	33,651	22,765,911
Insulet Corp. [q]	56,863	16,162,739

		38,928,650

Hotels, Restaurants & Leisure (10.4%)
Chipotle Mexican Grill Inc., Class A q	504,987	18,684,519
DoorDash Inc., Class A q	37,475	8,487,338
Hilton Worldwide Holdings Inc.	118,388	34,006,953
Royal Caribbean Cruises Ltd.	80,810	22,539,525

		83,718,335

IT Services (2.9%)
Cloudflare Inc., Class A q	120,267	23,710,639

Equities	Shares	Market Value ($)

Life Sciences Tools & Services (6.3%)
Agilent Technologies Inc.	159,971	21,767,254
Mettler-Toledo International Inc. [q]	13,822	19,270,494
West Pharmaceutical Services Inc.	34,387	9,461,239

		50,498,987

Multiline Retail (2.3%)
MercadoLibre Inc. [q]	9,022	18,172,654

Professional Services (7.4%)
Broadridge Financial Solutions Inc.	92,941	20,741,643
Equifax Inc.	98,891	21,457,369
Verisk Analytics Inc., Class A	76,334	17,075,152

		59,274,164

Road & Rail (2.3%)
Old Dominion Freight Line Inc.	117,622	18,443,130

Semiconductors & Semiconductor Equipment (8.7%)
KLA Corp.	14,025	17,041,497
Monolithic Power Systems Inc.	26,590	24,100,112
Teradyne Inc.	148,827	28,806,954

		69,948,563

Software (17.7%)
Autodesk Inc. [q]	62,862	18,607,781
BILL Holdings Inc. [q]	572,538	31,226,223
Cadence Design Systems Inc. [q]	49,244	15,392,690
Datadog Inc., Class A q	170,061	23,126,595
Guidewire Software Inc. [q]	99,502	20,000,897
Procore Technologies Inc. [q]	232,594	16,918,888
PTC Inc. [q]	98,370	17,137,038

		142,410,112

Specialty Retail (1.1%)
O’Reilly Automotive Inc. [q]	101,644	9,270,949

Technology Hardware, Storage & Peripherals (1.8%)
Sandisk Corp. [q]	62,351	14,800,880

Trading Companies & Distributors (3.1%)
WW Grainger Inc.	24,655	24,878,128

Total investment in equities (99.8%) (cost $612,277,057)		803,936,908

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus Mid Cap Growth Fund

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.4%)
JPMorgan Chase, New York	2.98%	01/02/2026	3,409,321	3,409,321

Total short-term securities (0.4%) (cost $3,409,321)				3,409,321

Total securities (100.2%) (cost $615,686,378)				807,346,229

Other assets and liabilities (-0.2%)				(1,398,224)

Total net assets (100.0%)				805,948,005

q This security is non-income producing.

plc Public Limited Company

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus International Equity Fund

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Belgium (2.5%)
UCB SA	1,270	353,856

Canada (5.2%)
Brookfield Corp.	6,129	281,410
Topicus.com Inc. [q]	1,934	179,162
Waste Connections Inc.	1,609	282,154

		742,726

China (1.7%)
Full Truck Alliance Co. Ltd., ADR	23,076	247,605

Denmark (3.8%)
DSV A/S	1,138	286,613
Novo Nordisk, ADR	4,912	249,923

		536,536

France (4.1%)
Danone SA	4,931	444,772
LVMH Moet Hennessy Louis Vuitton SE	194	146,225

		590,997

Germany (16.0%)
Deutsche Boerse AG	829	217,879
Deutsche Telekom AG	7,838	255,135
Fresenius Medical Care AG	3,862	184,471
Fresenius SE & Co. KGaA	5,634	322,782
Infineon Technologies AG	3,888	169,637
Muenchener Rueckversicherungs-Gesellschaft AG	333	219,143
SAP SE, ADR	784	190,441
Siemens AG	1,120	313,686
Siemens Energy AG q	2,891	405,574

		2,278,748

Ireland (2.5%)
CRH plc	2,834	353,683

Italy (2.5%)
UniCredit SpA	4,295	355,741

Japan (8.9%)
Komatsu Ltd.	8,969	284,608
NEC Corp.	15,565	526,650
Nintendo Co. Ltd.	3,066	207,000
Sony Group Corp.	9,839	252,380

		1,270,638

Netherlands (3.3%)
AerCap Holdings NV	1,229	176,681
ASML Holding NV	274	295,241

		471,922

Equities	Shares	Market Value ($)

Singapore (3.5%)
DBS Group Holdings Ltd.	8,000	350,437
Sea Ltd., ADR [q]	1,132	144,409

		494,846

Spain (7.9%)
Aena SME SA l	10,139	283,292
CaixaBank SA	33,351	407,753
Iberdrola SA	20,063	434,432

		1,125,477

Sweden (1.7%)
Spotify Technology SA q	410	238,091

Taiwan (3.1%)
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,465	445,199

United Kingdom (25.1%)
3i Group plc	5,112	224,155
AstraZeneca plc, ADR	3,830	352,092
CNH Industrial NV	21,529	198,497
Coca-Cola Europacific Partners plc	3,133	284,163
Haleon plc	32,156	162,497
Linde plc	660	281,417
National Grid plc	18,502	283,793
NatWest Group plc	44,366	389,191
RELX plc, ADR	9,265	374,491
Tesco plc	60,123	357,541
Unilever plc	4,202	274,547
Willis Towers Watson plc	1,256	412,722

		3,595,106

United States (4.7%)
Arch Capital Group Ltd. [q]	2,268	217,547
Booking Holdings Inc.	55	294,543
Ferguson Enterprises Inc.	748	166,527

		678,617

Uruguay (1.6%)
MercadoLibre Inc. [q]	116	233,654

Total investment in equities (98.1%) (cost $13,111,289)		14,013,442

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Parnassus International Equity Fund

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount			Market Value ($)

Time Deposits (1.2%)
Brown Brothers Harriman	0.40%	01/02/2026	SGD	0	ß	0	ß
Brown Brothers Harriman	0.81%	01/02/2026	EUR	1		1
Brown Brothers Harriman	1.08%	01/02/2026	CAD	0	ß	0	ß
Citibank, London	2.66%	01/02/2026	GBP	1		2
Sumitomo, Tokyo	2.98%	01/02/2026	USD	176,421		176,422

						176,425

Total short-term securities (1.2%) (cost $176,425)						176,425

Total securities (99.3%) (cost $13,287,714)						14,189,867

Other assets and liabilities (0.7%)						97,701

Total net assets (100.0%)						14,287,568

q This security is non-income producing.

l Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The security may be resold in transactions exempt from registration normally to qualified institutional buyers. The security has been determined to be liquid in accordance with procedures adopted by the Funds’ Board of Trustees. At December 31, 2025, the aggregate value is $283,292, which is 1.98% of net assets.

ß Amount less than $0.5.

SA Société Anonyme
ADR American Depositary Receipt
SE Societas Europaea
AG Aktiengesellschaft
KGaA Kommanditgesellschaft auf Aktien
plc Public Limited Company
SpA Società per Azioni
NV Naamloze Vennootschap

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Statement of Assets and Liabilities

December 31, 2025

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Assets

Investments in stocks and exchange-traded funds, at market value – Unaffiliated (cost $18,822,430,157, $68,501,069, $3,488,389,243, $1,817,580,690, $612,277,057 and $13,111,289)	$25,662,138,114	$85,993,789	$4,760,669,620

Investments in short-term securities

(at cost which approximates market value)	230,417,619	194,883	44,756,419

Receivables

Investment securities sold	-	128,537	-

Dividends and interest	16,951,837	9,272	3,126,108

Capital shares sold	16,455,965	34,308	2,109,971

Due from Parnassus Investments	-	18,262	-

Offering Costs	-	-	-

Other assets	114,533	-	12,129

Total assets	$25,926,078,068	$86,379,051	$4,810,674,247

Liabilities

Payable upon return of loaned securities	-	-	5,128,200

Capital shares redeemed	30,968,666	6,511	2,980,534

Fees payable to Parnassus Investments	13,961,682	-	2,001,702

Accounts payable and accrued expenses	6,316,423	36,733	2,240,674

Total liabilities	$51,246,771	$43,244	$12,351,110

Net assets	$25,874,831,297	$86,335,807	$4,798,323,137

Net assets consist of

Capital paid-in	17,919,797,087	67,361,666	3,478,102,876

Total Distributable Earnings	7,955,034,210	18,974,141	1,320,220,261

Total net assets	$25,874,831,297	$86,335,807	$4,798,323,137

Net asset value and offering per share

Net assets Investor Shares	$11,771,422,802	$29,449,494	$3,066,034,074

Net assets Institutional Shares	$14,103,408,495	$56,886,313	$1,732,289,063

Shares outstanding Investor Shares	210,567,869	1,050,713	55,123,598

Shares outstanding Institutional Shares	251,225,408	2,019,087	31,036,504

Net asset values and redemption price per share

(Net asset value divided by shares outstanding)

Investor Shares	$55.90	$28.03	$55.62

Institutional Shares	$56.14	$28.17	$55.81

Audited Financial Statements • 2025

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund

$2,424,849,172	$803,936,908	$14,013,442

18,491,178	3,409,321	176,425

-	-	-

1,060,935	239,169	8,859

1,267,553	51,096	1,525

-	-	77,338

-	-	53,119

21,094	-	674

$2,445,689,932	$807,636,494	$14,331,382

-	-	-

2,749,005	924,457	-

1,456,263	454,166	-

1,295,311	309,866	43,814

$5,500,579	$1,688,489	$43,814

$2,440,189,353	$805,948,005	$14,287,568

1,761,841,959	586,596,913	13,606,427

678,347,394	219,351,092	681,141

$2,440,189,353	$805,948,005	$14,287,568

$1,117,999,381	$620,039,115	$3,046,980

$1,322,189,972	$185,908,890	$11,240,588

29,175,374	11,554,059	188,232

34,313,856	3,434,152	696,343

$38.32	$53.66	$16.19

$38.53	$54.14	$16.14

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Statement of Operations

Year Ended December 31, 2025

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund

Investment income

Dividends – Affiliated	$5,090,431	$-	$1,286,850

Dividends – Unaffiliated	241,319,266	313,383	75,095,765

Non-cash dividend	-	-	-

Interest	7,731,491	15,318	1,174,851

Securities lending	418	3	35,780

Other income	31,986	-	34

Foreign withholding tax	-	(5,919)	(1,180,920)

Total investment income	$254,173,592	$322,785	$76,412,360

Expenses

Investment advisory fees	158,260,448	512,742	30,889,868

Transfer agent fees

Investor Shares	199,357	35,723	144,908

Institutional Shares	87,581	29,677	66,464

Fund administration	8,689,816	22,221	1,453,816

Service provider fees	29,483,367	38,698	7,390,460

Reports to shareholders	449,847	1,164	145,028

Registration fees and expenses	337,027	80,813	164,022

Custody fees	659,528	10,338	179,972

Overdraft charges	181	211	-

Professional fees	715,134	58,003	165,031

Trustee fees and expenses	1,035,437	2,771	171,214

Proxy voting fees	4,676	4,676	4,675

Pricing service fees	9,734	9,767	9,724

Amortization of offering costs	-	-	-

Other expenses	348,683	9,155	67,131

Total expenses	$200,280,816	$815,959	$40,852,313

Fees waived and expenses reimbursed by Parnassus Investments	(4,861,578)	(313,897)	(3,732,106)

Net expenses	$195,419,238	$502,062	$37,120,207

Net investment income (loss)	$58,754,354	$(179,277)	$39,292,153

Realized and unrealized gain (loss) on investments

Net realized gain (loss) from securities transactions – Affiliated	(276,414,141)	-	(18,798,241)

Net realized gain (loss) from securities transactions – Unaffiliated	4,621,630,678	9,068,755	529,228,368

Net realized (loss) from foreign currency transactions	-	-	-

Net change in unrealized appreciation (depreciation) of securities – Unaffiliated	(1,486,789,774)	4,031,311	254,370,809

Net change in unrealized appreciation of securities – Affiliated	211,865,243	-	6,336,523

Net change in unrealized appreciation of securities – Foreign currency transactions	-	-	-

Net realized and unrealized gain on securities	$3,070,292,006	$13,100,066	$771,137,459

Net increase in net assets resulting from operations	$3,129,046,360	$12,920,789	$810,429,612

Audited Financial Statements • 2025

Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund*

$-	$-	$-

30,574,981	3,694,920	135,775

-	-	9,654

708,854	251,237	7,764

34,446	1,169	-

122,337	38,394	37

(556,328)	(11,569)	(10,799)

$30,884,290	$3,974,151	$142,431

18,606,327	5,001,765	76,065

92,579	178,177	20,451

46,135	46,972	21,600

812,746	252,683	2,641

2,960,064	744,845	742

244,471	-	6,457

106,099	70,553	17,207

47,412	14,250	34,097

-	-	12

80,575	56,867	57,726

97,707	30,045	589

4,675	4,676	2,695

9,730	6,133	17,670

-	-	111,188

46,400	21,315	10,312

$23,154,920	$6,428,281	$379,452

(1,259,206)	(144,851)	(316,643)

$21,895,714	$6,283,430	$62,809

$8,988,576	$(2,309,279)	$79,622

(4,783,898)	-	-

296,697,172	120,523,571	(71,588)

-	-	(18,974)

8,784,984	(47,900,671)	902,153

2,861,650	-	-

-	-	173

$303,559,908	$72,622,900	$811,764

$312,548,484	$70,313,621	$891,386

* For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Statement of Changes in Net Assets

December 31, 2025

	Parnassus Core Equity Fund		Parnassus Growth Equity Fund		Parnassus Value Equity Fund
	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024

Investment income from operations

Net investment income (loss)	$58,754,354	$130,143,266	$(179,277)	$(56,468)	$39,292,153	$53,351,464

Net realized gain (loss) from securities transactions	4,345,216,537	3,791,106,618	9,068,755	3,933,390	510,430,127	468,355,294

Net realized (loss) from foreign currency transactions	-	-	-	-	-	-

Net change in unrealized appreciation (depreciation) of securities	(1,274,924,531)	1,152,208,741	4,031,311	6,878,480	260,707,332	51,653,115

Net change in unrealized appreciation of securities – Foreign currency transactions	-	-	-	-	-	-

Increase in net assets resulting from operations	$3,129,046,360	$5,073,458,625	$12,920,789	$10,755,402	$810,429,612	$573,359,873

Net Dividends and Distributions

Investor Shares	(1,990,803,491)	(1,249,928,135)	(2,668,014)	(1,111,785)	(341,241,863)	(244,642,673)

Institutional Shares	(2,411,831,221)	(1,504,581,349)	(5,046,349)	(2,012,799)	(196,943,721)	(137,513,890)

Distributions to shareholders	$(4,402,634,712)	$(2,754,509,484)	$(7,714,363)	$(3,124,584)	$(538,185,584)	$(382,156,563)

Capital share transactions

Investor Shares

Proceeds from sale of shares	893,508,750	1,185,905,654	10,140,714	16,920,128	281,058,587	380,278,384

Reinvestment of dividends	1,972,032,975	1,239,789,740	2,654,950	1,094,552	333,820,281	239,679,370

Shares repurchased	(3,823,089,323)	(3,105,781,656)	(8,370,697)	(5,411,110)	(844,605,257)	(898,939,078)

Institutional Shares

Proceeds from sale of shares	2,311,944,777	2,600,890,321	15,611,971	12,516,237	290,121,579	328,377,689

Reinvestment of dividends	2,245,130,503	1,403,587,617	5,024,487	2,012,799	171,612,513	119,635,361

Shares repurchased	(5,467,532,507)	(4,425,251,268)	(7,634,625)	(1,596,263)	(531,119,520)	(455,424,142)

Increase (decrease) in net assets from capital share transactions	(1,868,004,825)	(1,100,859,592)	17,426,800	25,536,343	(299,111,817)	(286,392,416)

Increase (decrease) in net assets	$(3,141,593,177)	$1,218,089,549	$22,633,226	$33,167,161	$(26,867,789)	$(95,189,106)

Net Assets

Beginning of year/period	29,016,424,474	27,798,334,925	63,702,581	30,535,420	4,825,190,926	4,920,380,032

End of year	$25,874,831,297	$29,016,424,474	$86,335,807	$63,702,581	$4,798,323,137	$4,825,190,926

Shares issued and redeemed

Investor Shares

Shares sold	14,592,614	19,551,553	380,076	695,630	5,184,243	7,048,138

Shares issued through dividend reinvestment	34,794,727	20,010,422	93,673	40,965	6,000,984	4,346,120

Shares repurchased	(62,263,288)	(50,716,521)	(316,242)	(219,336)	(15,524,907)	(16,585,105)

Institutional Shares

Shares sold	37,965,310	42,889,201	539,568	510,879	5,267,933	6,033,600

Shares issued through dividend reinvestment	39,421,295	22,580,225	176,405	75,129	3,069,559	2,162,863

Shares repurchased	(88,994,676)	(71,700,023)	(276,603)	(63,742)	(9,750,693)	(8,387,342)

Net increase (decrease) in shares outstanding

Investor Shares	(12,875,947)	(11,154,546)	157,507	517,259	(4,339,680)	(5,190,847)

Institutional Shares	(11,608,071)	(6,230,597)	439,370	522,266	(1,413,201)	(190,879)

Audited Financial Statements • 2025

Parnassus Mid Cap Fund		Parnassus Mid Cap Growth Fund		Parnassus International Equity Fund
Year Ended December 31, 2025	Year Ended December 31, 2024	Year Ended December 31, 2025	Year Ended December 31, 2024	Period Ended December 31, 2025*

$8,988,576	$9,205,432	$(2,309,279)	$(2,572,487)	$79,622

291,913,274	416,518,278	120,523,571	93,276,829	(71,588)

-	-	-	-	(18,974)

11,646,634	(105,540,101)	(47,900,671)	(5,005,645)	902,153

-	-	-	-	173

$312,548,484	$320,183,609	$70,313,621	$85,698,697	$891,386

(108,461,080)	(119,700,643)	(94,244,298)	(45,276,787)	(34,820)

(132,377,493)	(152,885,979)	(28,163,074)	(13,512,059)	(178,490)

$(240,838,573)	$(272,586,622)	$(122,407,372)	$(58,788,846)	$(213,310)

96,660,648	112,382,786	20,222,689	27,067,157	3,284,706

106,877,311	117,978,275	92,117,834	44,272,513	33,321

(382,943,366)	(458,248,133)	(99,896,059)	(90,484,658)	(326,542)

180,344,193	230,699,125	15,366,193	21,005,542	10,991,768

118,428,639	132,926,972	26,965,899	12,595,641	178,490

(593,329,756)	(2,739,694,715)	(38,695,090)	(27,685,781)	(552,251)

(473,962,331)	(2,603,955,690)	16,081,466	(13,229,586)	13,609,492

$(402,252,420)	$(2,556,358,703)	$(36,012,285)	$13,680,265	$14,287,568

2,842,441,773	5,398,800,476	841,960,290	828,280,025	-

$2,440,189,353	$2,842,441,773	$805,948,005	$841,960,290	$14,287,568

2,506,682	2,833,761	357,441	457,586	206,271

2,721,093	2,960,505	1,679,756	715,573	2,068

(9,881,569)	(11,620,763)	(1,742,838)	(1,525,494)	(20,107)

4,605,134	5,867,469	267,411	351,648	719,101

2,995,498	3,320,012	487,541	202,307	11,114

(15,239,911)	(72,036,254)	(685,906)	(467,419)	(33,872)

(4,653,794)	(5,826,497)	294,359	(352,335)	188,232

(7,639,279)	(62,848,773)	69,046	86,536	696,343

* For the period from April 28, 2025 (commencement of operations) through December 31, 2025.

The accompanying notes are an integral part of these financial statements.

Audited Financial Statements • 2025

Notes to Financial Statements

1. Organization

The Parnassus Funds are comprised of two Trusts, the Parnassus Funds trust and the Parnassus Funds II trust (formerly known as Parnassus Income Funds trust) (collectively the “Trusts”), organized as Massachusetts business trusts registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as diversified, open-end management investment companies. The Parnassus Funds are comprised of five separate funds (each a “Fund” and, collectively, the “Funds”). The Parnassus Funds trust includes the Parnassus Mid Cap Growth Fund, which commenced operations on December 27, 1984, the Parnassus Value Equity Fund and the Parnassus Mid Cap Fund, both of which commenced operations on April 29, 2005, the Parnassus Growth Equity Fund, which commenced operations on December 28, 2022, and the Parnassus International Equity Fund, which commenced operations on April 28, 2025. The Parnassus Funds II trust includes the Parnassus Core Equity Fund, which commenced operations on August 31, 1992, as well as the Parnassus ETFs which are presented in separate financial statements. Each Fund has distinct investment objectives and investment strategies. In general, each of the Funds seeks capital appreciation.

2. Significant Accounting Policies

Each Fund operates as a separate investment company that applies the accounting and reporting guidance issued in Accounting Standards Codification (“ASC”) Topic 946, Financial Services—Investment Companies issued by the Financial Accounting Standards Board (“FASB”). The presentation of the financial statements is made using specialized accounting principles applicable to investment companies.

Short-Term Securities

Short-term securities represent investments of excess cash and consist of time deposits, community development loans, certificates of deposit and money market funds.

Security Transactions and Related Investment Income and Expenses

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of first-in-first-out for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis.

Class Allocations

Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as broker service fees, and administrative and shareholder service fees, are charged directly to the respective share class.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date to shareholders of record on the record date. The Parnassus Core Equity Fund pays income dividends quarterly and capital-gain dividends annually. The other Funds pay income and capital-gain dividends annually.

Organization and Offering Costs

Organization costs were expensed as incurred. Offering costs are amortized on a straight line basis.

3. Securities Valuations

Methods and Inputs

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When market quotations are not readily available the Funds’ Valuation Designee (as defined below) determines the fair value pursuant to duly adopted fair value methodologies. In compliance with Rule 2a-5 under the 1940 Act, the Board of Trustees of each Trust (collectively, the “Board”) has designated the Funds’ investment manager, Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”), as its valuation designee (the “Valuation Designee”), meaning the Adviser has day-to-day responsibility for fair valuation of the Funds’ portfolio investments, subject to the Board’s oversight.

Equity securities and exchange-traded funds that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or at the NASDAQ’s National Market official closing price. In the absence of a recorded sale,

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices (unless the spread between the bid and ask is so large that the Adviser believes using the mean would overstate the value of the security, in which case the security will be “fair valued”). Investments in registered investment companies that are not listed or traded on a national securities exchange are valued at their net asset value (“NAV”).

Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities.

As noted above, investments where market quotations are not readily available are priced at their fair value, in accordance with fair value methodologies established by the Valuation Designee. These investments include certificates of deposit and community development loans. These investments carry interest rates ranging from 0.05% to 4.60% with maturities of one year or less. In determining fair value, the Valuation Designee may consider a variety of information including, but not limited to, the following: price based upon a multiple of earnings or sales, fundamental analytical data and an evaluation of market conditions. A valuation adjustment is applied to certificates of deposit, community development loans and other community development investments as an estimate of potential penalties for early withdrawal.

Fair valuing of foreign securities may be determined with the assistance of a pricing service using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant American Depositary Receipts (ADRs) or futures contracts. The effect of using fair value pricing is that the Funds’ NAV will reflect the affected portfolio securities’ value as determined in the judgment of the Board or its designee instead of being determined by the market.

The Funds follow ASC Topic 820, Fair Value Measurements and Disclosure issued by the FASB, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1–unadjusted quoted prices in active markets for identical investments, Level 2–other significant observable inputs (including quoted prices for similar investments) and Level 3–significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Securities Lending

The Parnassus Funds participate in a securities lending program pursuant to a securities lending agreement originally entered into with Brown Brothers Harriman & Co., which agreement was subsequently assigned and assumed by Mitsubishi UFJ Trust and Banking Corporation, New York branch, effective June 24, 2025 (the “Agreement”). Mitsubishi UFJ Trust and Banking Corporation provides securities lending services to the Funds pursuant to the Agreement. Under this program, the proceeds (cash collateral) received from borrowers are used to invest in money market funds.

Under the Agreement, the borrowers pay the Funds negotiated lenders’ fees and the Funds receive cash or other collateral in an amount equal to at least 102% of the market value of the loaned securities. The borrower of securities is at all times required to post collateral to the portfolio in an amount equal to 100% of the market value of the securities loaned based on the previous day’s market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. If the borrower defaults on its obligations to return the securities loaned because of insolvency or other reasons, the portfolio could experience delays and costs in recovering the securities loaned.

The Agreement provides the right in the event of default for the non-defaulting party to liquidate the collateral and calculate a net exposure to the defaulting party or request additional collateral. In the event that a borrower defaults, the Funds, as lender, would offset the market value of the collateral received against the market value of the securities loaned. When the value of the collateral is greater than that of the market value of the securities loaned, the lender is left

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

with a net amount payable to the defaulting party. However, bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against such a right of offset in the event of a counterparty’s bankruptcy or insolvency. Under the Agreement, the borrower can resell or re-pledge the loaned securities, and the Funds can reinvest applicable collateral, or, upon an event of default, resell or re-pledge the collateral.

The Funds retained beneficial ownership and all economic benefits in the securities they have loaned and continue to receive interest paid by the securities and payments equivalent to dividends, and to participate in any changes in their market value, but do not have the proxy voting rights with respect to loaned securities. The portfolio managers of the Funds have the responsibility to request that the securities lending agent call back securities which are out on loan to vote on material matters and it is the Funds’ policy that the portfolio managers vote on all material matters.

However, the ability to timely recall shares for proxy voting purposes typically is not entirely within the control of the portfolio managers, the Funds or their securities lending agent. Under certain circumstances, the recall of shares in time for such shares to be voted may not be possible due to applicable proxy voting record dates and administrative considerations.

Income generated from securities lending is presented in the Statement of Operations. Cash collateral received by the Funds is reflected as an asset in the Portfolio of Investments (securities purchased with cash collateral from securities lending). The related liability (payable upon return of securities loaned) is presented in the Statement of Assets and Liabilities.

At December 31, 2025, the following tables are a summary of the Funds’ securities lending agreements by counterparty, which are subject to offset under the Agreement:

Parnassus Value Equity Fund
Counterparty	Securities Loaned at Value	Cash Collateral Received[1]	Net Amount
National Financial Services LLC	5,018,088	(5,018,088)	-
Total	5,018,088	(5,018,088)	-

1 Collateral value of $5,128,200 has been received in connection with securities lending agreements for Parnassus Value Equity Fund. Collateral received in excess of the value of the securities loaned from the individual counterparty is shown for financial reporting purposes in the Funds’ financial statements.

As of December 31, 2025, the contractual maturity date is overnight and continuous for the gross obligation of the equity securities on loan in the Parnassus Value Equity Fund of $5,128,200.

Community Development Investment Programs

The Parnassus Funds may each invest up to 2% of their assets in community investments and community-development loan funds. Each of the Funds may invest in obligations issued by community loan funds at below-market interest rates if the projects financed have a positive social impact, as determined by the Adviser. Generally, there is no secondary market on loan funds and thus loan funds are considered illiquid.

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles

(“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Risk Factors

Investing in the Parnassus Funds may involve certain risks including, but not limited to those identified below. Please refer to the Funds’ current prospectus and statement of additional information for more information on the risks associated with investing in the Funds.

Market Conditions

The prices of, and the income generated by, the common stocks and other securities held by the Funds may decline in response to certain events taking place

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; public health emergencies (such as the spread of infectious disease); and currency, interest rate and commodity price fluctuations. Additionally, the values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these debt securities. The Adviser attempts to reduce these risks through diversification of each portfolio and ongoing credit analysis as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures and higher transaction costs.

Foreign (Non-U.S.) Securities Risk

Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investment outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Contractual Obligations

Under the Trusts’ organizational documents, the officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trusts. Additionally, the Trusts have a variety of indemnification obligations under contracts with service providers. The Trusts’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trusts that have not yet occurred.

5. Taxation and Distributions

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds follow ASC 740, Income Taxes, relating to uncertainty in income taxes and disclosures. ASC 740 establishes a minimum threshold for income tax benefits to be recognized in the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur interest or penalties. As of December 31, 2025, the Funds had no tax examinations or audits in progress.

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

Tax Matters and Distributions

As of December 31, 2025, the costs of investments in securities and net unrealized appreciation/depreciation for income tax purposes were as follows:

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund
Cost of investment	$19,070,253,332	$68,805,301	$3,556,202,829	$1,845,150,788	$616,506,896	$13,416,490
Gross unrealized appreciation	$7,241,041,471	$18,911,984	$1,448,534,995	$632,633,113	$212,213,630	$1,641,501
Gross unrealized depreciation	$(418,739,070)	$(1,528,613)	$(199,311,785)	$(34,443,551)	$(21,374,297)	$(868,124)
Net unrealized appreciation (depreciation)	$6,822,302,401	$17,383,371	$1,249,223,210	$598,189,562	$190,839,333	$773,377
Distributable earnings – ordinary income	$18,415,149	$–	$2,238,294	$781,547	$–	$(149,094)
Distributable earnings – long-term capital gains	$1,096,911,104	$1,481,421	$45,701,614	$70,297,366	$27,691,242	$(72,091)
Undistributed earnings – ordinary income	$–	$–	$21,652,745	$17,495,418	$6,613,570	$–
Undistributed earnings – long-term capital gains	$1,132,731,809	$1,590,770	$49,344,330	$62,662,415	$21,898,190	$–

	Parnassus Core Equity Fund		Parnassus Growth Equity Fund		Parnassus Value Equity Fund
Distributions paid from:	2025	2024	2025	2024	2025	2024
Ordinary Income	$246,176,711	$141,221,060	$127,330	$584,753	$52,452,315	$71,781,455
Long-term capital gains	$4,156,458,001	$2,613,288,424	$7,587,033	$2,539,831	$485,733,269	$310,375,108
Total distributions	$4,402,634,712	$2,754,509,484	$7,714,363	$3,124,584	$538,185,584	$382,156,563

	Parnassus Mid Cap Fund		Parnassus Mid Cap Growth Fund		Parnassus International Equity Fund
Distributions paid from:	2025	2024	2025	2024	2025	2024
Ordinary Income	$57,572,669	$139,846,151	$–	$–	$213,310	$–
Long-term capital gains	$183,265,904	$132,740,471	$122,407,372	$58,788,846	$–	$–
Total distributions	$240,838,573	$272,586,622	$122,407,372	$58,788,846	$213,310	$–

For the year ended December 31, 2025, the Parnassus International Equity Fund had the short-term net capital loss carryforwards remaining of $54,849.

Net unrealized gain/loss differ for financial statement and income tax purposes primarily due to differing treatments of wash sales and return of capital distributions from real estate investment trusts (“REITS”). Reclassifications as shown in the following

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

table have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2025. Additional permanent book to tax adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the NAV of the Funds, primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares, net operating losses, and certain differences in the computation of distributable income and capital gains under federal tax rules versus GAAP.

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

Fund	Increase/Decrease in Total Distributable Earnings	Increase/Decrease in Aggregate Capital Paid-In
Parnassus Core Equity Fund	$(455,960,025)	$455,960,025
Parnassus Growth Equity Fund	(443,437)	443,437
Parnassus Value Equity Fund	(54,837,106)	54,837,106
Parnassus Mid Cap Fund	(46,929,048)	46,929,048
Parnassus Mid Cap Growth Fund	(8,774,428)	8,774,428
Parnassus International Equity Fund	3,065	(3,065)

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. As of December 31, 2025, the ASU was adopted and there was no material impact to the financial statements.

6. Fair Value Measurements

The following table summarizes the Funds’ financial assets as of December 31, 2025, that are valued at fair value on a recurring basis:

Parnassus Core Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$1,635,528,290	$-	$-	$1,635,528,290

Consumer Discretionary	2,950,337,929	-	-	2,950,337,929

Consumer Staples	796,981,546	-	-	796,981,546

Financials	3,497,936,624	-	-	3,497,936,624

Health Care	3,571,602,522	-	-	3,571,602,522

Industrials	3,055,771,862	-	-	3,055,771,862

Information Technology	8,613,031,341	-	-	8,613,031,341

Materials	854,212,583	-	-	854,212,583

Real Estate	686,735,417	-	-	686,735,417

Short-Term Investments	230,417,619	-	-	230,417,619
Total	$25,892,555,733	$-	$-	$25,892,555,733

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

Parnassus Growth Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$5,716,706	$-	$-	$5,716,706

Consumer Discretionary	9,319,768	-	-	9,319,768

Consumer Staples	1,183,130	-	-	1,183,130

Financials	7,513,574	-	-	7,513,574

Health Care	12,390,568	-	-	12,390,568

Industrials	4,863,127	-	-	4,863,127

Information Technology	43,288,215	-	-	43,288,215

Materials	1,718,701	-	-	1,718,701

Short-Term Investments	194,883	-	-	194,883
Total	$86,188,672	$-	$-	$86,188,672

Parnassus Value Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$335,651,135	$-	$-	$335,651,135

Consumer Discretionary	227,336,938	-	-	227,336,938

Consumer Staples	198,246,715	-	-	198,246,715

Financials	1,452,014,697	-	-	1,452,014,697

Health Care	814,371,852	-	-	814,371,852

Industrials	548,483,075	-	-	548,483,075

Information Technology	758,516,684	-	-	758,516,684

Materials	86,438,207	-	-	86,438,207

Real Estate	170,605,747	-	-	170,605,747

Utilities	169,004,570	-	-	169,004,570

Short-Term Investments	44,756,419	-	-	44,756,419
Total	$4,805,426,039	$-	$-	$4,805,426,039

Parnassus Mid Cap Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Consumer Discretionary	$194,819,071	$-	$-	$194,819,071

Consumer Staples	60,866,770	-	-	60,866,770

Financials	397,157,654	-	-	397,157,654

Health Care	213,189,441	-	-	213,189,441

Industrials	648,135,428	-	-	648,135,428

Information Technology	588,738,317	-	-	588,738,317

Materials	57,790,991	-	-	57,790,991

Real Estate	137,696,488	-	-	137,696,488

Utilities	126,455,012	-	-	126,455,012

Short-Term Investments	18,491,178	-	-	18,491,178
Total	$2,443,340,350	$-	$-	$2,443,340,350

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

Parnassus Mid Cap Growth Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Consumer Discretionary	$124,222,190	$-	$-	$124,222,190

Financials	53,509,018	-	-	53,509,018

Health Care	128,691,475	-	-	128,691,475

Industrials	217,226,664	-	-	217,226,664

Information Technology	250,870,194	-	-	250,870,194

Materials	11,081,826	-	-	11,081,826

Real Estate	18,335,541	-	-	18,335,541

Short-Term Investments	3,409,321	-	-	3,409,321
Total	$807,346,229	$-	$-	$807,346,229

Parnassus International Equity Fund

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Belgium	$-	$353,856	$-	$353,856

Canada	742,726	-	-	742,726

China	247,605	-	-	247,605

Denmark	249,923	286,613	-	536,536

France	-	590,997	-	590,997

Germany	190,441	2,088,307	-	2,278,748

Ireland	353,683	-	-	353,683

Italy	-	355,741	-	355,741

Japan	-	1,270,638	-	1,270,638

Netherlands	176,681	295,241	-	471,922

Singapore	144,409	350,437	-	494,846

Spain	-	1,125,477	-	1,125,477

Sweden	238,091	-	-	238,091

Taiwan	445,199	-	-	445,199

United Kingdom	1,903,382	1,691,724	-	3,595,106

United States	678,617	-	-	678,617

Uruguay	233,654	-	-	233,654

Short-Term Investments	176,425	-	-	176,425
Total	$5,780,836	$8,409,031	$-	$14,189,867

The following table reconciles the valuation of the Funds’ Level 3 investment securities and related transactions as of December 31, 2025:

	Parnassus Core Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund
	Certificates of Deposit	Certificates of Deposit		Certificates of Deposit
	Community Development Loans	Community Development Loans	Certificates of Deposit	Community Development Loans

Balance as of December 31, 2024	$3,676,658	$1,090,435	$746,032	$1,044,924

Discounts/premiums amortization	23,342	9,565	3,968	5,076

Purchases	-	-	-	-

Sales	(3,700,000)	(1,100,000)	(750,000)	(1,050,000)
Balance as of December 31, 2025	$-	$-	$-	$-

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

The Valuation Designee has adopted fair value pricing methodologies to fair value each Fund’s securities when market prices are not “readily available” or are unreliable. Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected within Level 3 of the fair value hierarchy. Fair value determinations are made in good faith in accordance with the duly adopted fair value pricing methodologies. The Valuation Designee provides quarterly and annual reports to the Board in connection with the Board’s obligation to oversee the Valuation Designee.

7. Capital Stock

Capital stock consists of an unlimited number of authorized shares of capital stock with no par value.

8. Purchases and Sales of Securities

Purchases and proceeds from sales of securities, excluding short-term securities, for the year ended December 31, 2025 were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Equity Fund	$3,208,609	$7,875,619,705	$620,942,031	$13,454,539,767
Parnassus Growth Equity Fund	-	40,752,798	-	30,966,836
Parnassus Value Equity Fund	6,765,205	1,587,457,110	121,552,844	2,277,710,806
Parnassus Mid Cap Fund	-	1,368,905,292	44,225,366	2,022,336,762
Parnassus Mid Cap Growth Fund	-	496,258,257	-	601,248,827
Parnassus International Equity Fund	-	16,556,670	-	3,383,447

9. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to a Fund, the Adviser is entitled to receive fees, payable monthly, based on such Fund’s average daily net assets for the month, at the following annual rates:

Parnassus Growth Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the year ended December 31, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.84% of the net assets of the Parnassus Growth Equity Fund – Investor Shares and to 0.63% of net assets for the Parnassus Growth Equity Fund – Institutional Shares.

Parnassus Value Equity Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.65% of the amount above $500,000,000. For the year ended December 31, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.88% of net assets for the Parnassus Value Equity Fund – Investor Shares and to 0.65% of net assets for the Parnassus Value Equity Fund – Institutional Shares.

Parnassus Mid Cap Fund: 0.85% of the first $100,000,000, 0.80% of the next $100,000,000, 0.75% of the next $300,000,000 and 0.70% of the amount above $500,000,000. For the year ended December 31, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.95% (as of April 30, 2025) or 0.96% (prior to April 30, 2025) of the net assets of the Parnassus Mid Cap Fund – Investor Shares and to 0.75% of net assets for the Parnassus Mid Cap Fund – Institutional Shares.

Parnassus Mid Cap Growth Fund: 0.70% of the first $100,000,000, 0.65% of the next $100,000,000 and 0.60% of the amount above $200,000,000. For the year ended December 31, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.80% of the net assets of the Parnassus Mid Cap Growth Fund – Investor Shares and to 0.68% of the net assets of the Parnassus Mid Cap Growth Fund – Institutional Shares.

Parnassus Core Equity Fund: 0.75% of the first $30,000,000, 0.70% of the next $70,000,000, 0.65% of the next $400,000,000, 0.60% of the next $9,500,000,000 and 0.55% of the amount above $10,000,000,000. For the year ended December 31, 2025, Parnassus Investments has contractually agreed to limit total operating expenses to 0.81% (as of

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

April 30, 2025) or 0.82% (prior to April 30, 2025) of net assets of the Parnassus Core Equity Fund – Investor Shares and to 0.61% of net assets for the Parnassus Core Equity Fund – Institutional Shares.

Parnassus International Equity Fund: 0.90% of the first $30,000,000, 0.85% of the next $70,000,000, 0.75% of the next $400,000,000, 0.65% of the next $9,500,000,000 and 0.60% of the amount above $10,000,000,000. Parnassus Investments has contractually agreed to limit total operating expenses to 0.95% of the net assets of the Parnassus International Equity Fund – Investor Shares and to 0.70% of the net assets of the Parnassus International Equity Fund – Institutional Shares.

The Adviser also serves as the fund accounting and fund administration agent for the Funds. The fund administration fee reflects annual rates based on net assets for all funds managed by Parnassus Investments, including the Funds, and was allocated based on respective Fund net assets at the following annual rates: 0.08% of the first $500,000,000, 0.07% of the next $500,000,000 and 0.03% of the amount above $1,000,000,000. The fund administration services fee was 0.03% of average net assets under this agreement for the year ended December 31, 2025.

The Adviser has appointed Brown Brothers Harriman as a sub-administrator to the Funds. Brown Brothers Harriman provides day-to-day operational services to each Fund including, but not limited to fund accounting services. The fees payable to Brown Brothers Harriman for sub-administrative services are paid by the Adviser and not the Funds. Custodian fees are paid by the Funds.

The Funds have a shareholder services agreement with Ultimus Financial Solutions under which the Funds compensate Ultimus Financial Solutions for providing transfer agent services to each of the Funds’ share classes. These services include recordkeeping, shareholder communications and transaction processing.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund and/or funds under common control own 5% or more of the outstanding voting securities. Additionally, under the 1940 Act, an investment is presumed to be a “controlled affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated company’s outstanding shares or has the power to exercise control over management or policies of such company.

During the year ended December 31, 2025, investments in “affiliated companies” were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Year	Investment Income

Parnassus Core Equity Fund

Non-Controlled Affiliates								Dividends

Ball Corp.*	$682,282,320	$3,208,609	$620,942,031	$(276,414,141)	$211,865,243	$–	–	$5,090,431

Total Affiliates	$682,282,320	$3,208,609	$620,942,031	$(276,414,141)	$211,865,243	$–	–	$5,090,431

Parnassus Value Equity Fund

Non-Controlled Affiliates								Dividends

Ball Corp.*	$127,249,357	$6,765,205	$121,552,844	$(18,798,241)	$6,336,523	$–	–	$1,286,850

Total Affiliates	$127,249,357	$6,765,205	$121,552,844	$(18,798,241)	$6,336,523	$–	–	$1,286,850

Parnassus Mid Cap Fund

Non-Controlled Affiliates								Dividends

Ball Corp.*	$46,147,614	$–	$44,225,366	$(4,783,898)	$2,861,650	$–	–	$–
Total Affiliates	$46,147,614	$–	$44,225,366	$(4,783,898)	$2,861,650	$–	–	$–

* As of December 31, 2025, this company is no longer an “affiliated company” of the fund, as the fund has sold all of its holdings in this investment.

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

11. Segment Reporting

Subject to the oversight and, when applicable, approval of the Board, the Management Committee of the Funds’ Adviser acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of each Funds’ prospectus, based on a defined investment strategy which is executed by the Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment to or additional disclosure in the financial statements.

Audited Financial Statements • 2025

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Audited Financial Statements • 2025

Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplement data for the year ended December 31, 2025 and each of the five years ended December 31 are as follows:

For a Share Outstanding for the Year Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Equity Fund – Investor Shares
2025	$59.57	$0.06	$6.93	$6.99	$(0.05)	$(10.61)	$(10.66)
2024	55.11	0.20	10.22	10.42	(0.23)	(5.73)	(5.96)
2023	46.92	0.29	11.21	11.50	(0.31)	(3.00)	(3.31)
2022	63.41	0.23	(11.97)	(11.74)	(0.23)	(4.52)	(4.75)
2021	53.65	0.23	14.46	14.69	(0.53)	(4.40)	(4.93)
Parnassus Core Equity Fund – Institutional Shares
2025	59.75	0.19	6.96	7.15	(0.14)	(10.62)	(10.76)
2024	55.26	0.32	10.25	10.57	(0.35)	(5.73)	(6.08)
2023	47.03	0.40	11.25	11.65	(0.42)	(3.00)	(3.42)
2022	63.55	0.34	(12.00)	(11.66)	(0.34)	(4.52)	(4.86)
2021	53.75	0.36	14.49	14.85	(0.65)	(4.40)	(5.05)
Parnassus Growth Equity Fund – Investor Shares
2025	25.72	(0.11)	5.17	5.06	-	(2.75)	(2.75)
2024	21.30	(0.06)	5.82	5.76	-	(1.34)	(1.34)
2023	14.95	0.02	6.68	6.70	(0.35)	-	(0.35)
For the period ended December 31, 2022(g)	15.00	0.00 (i)	(0.05)	(0.05)	-	-	-
Parnassus Growth Equity Fund – Institutional Shares
2025	25.78	(0.05)	5.19	5.14	-	(2.75)	(2.75)
2024	21.30	(0.01)	5.83	5.82	-	(1.34)	(1.34)
2023	14.95	0.05	6.68	6.73	(0.38)	-	(0.38)
For the period ended December 31, 2022(g)	15.00	0.00 (i)	(0.05)	(0.05)	-	-	-
Parnassus Value Equity Fund – Investor Shares
2025	52.45	0.42	9.50	9.92	(0.42)	(6.33)	(6.75)
2024	50.54	0.54	5.70	6.24	(0.56)	(3.77)	(4.33)
2023	45.27	0.59	5.57	6.16	(0.60)	(0.29)	(0.89)
2022	54.03	0.53	(7.99)	(7.46)	(0.54)	(0.76)	(1.30)
2021	48.31	0.69	14.08	14.77	(0.97)	(8.08)	(9.05)
Parnassus Value Equity Fund – Institutional Shares
2025	52.59	0.55	9.54	10.09	(0.54)	(6.33)	(6.87)
2024	50.64	0.66	5.72	6.38	(0.66)	(3.77)	(4.43)
2023	45.36	0.70	5.58	6.28	(0.71)	(0.29)	(1.00)
2022	54.10	0.64	(8.00)	(7.36)	(0.62)	(0.76)	(1.38)
2021	48.36	0.80	14.11	14.91	(1.09)	(8.08)	(9.17)
Parnassus Mid Cap Fund – Investor Shares
2025	37.41	0.09	4.75	4.84	(0.09)	(3.84)	(3.93)
2024	37.25	0.07	3.80	3.87	(0.08)	(3.63)	(3.71)
2023	33.88	0.10	4.13	4.23	(0.14)	(0.72)	(0.86)
2022	45.20	0.03	(9.78)	(9.75)	-	(1.57)	(1.57)
2021	40.78	(0.04)	6.66	6.62	(0.01)	(2.19)	(2.20)

Audited Financial Statements • 2025

Net Asset Value End of Year	Total Overall Return		Net Assets End of Year (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$55.90	11.64%		$11,771,423	0.85%		0.81%		0.10%	28.45%
59.57	18.52		13,311,327	0.81		0.81		0.33	34.20
55.11	24.93		12,929,826	0.82		0.82		0.56	29.01
46.92	(18.61)		11,173,977	0.85		0.82		0.42	39.63
63.41	27.55		15,405,636	0.82		0.82		0.38	25.82

56.14	11.88		14,103,408	0.61		0.61		0.30	28.45
59.75	18.75		15,705,097	0.61		0.61		0.53	34.20
55.26	25.21		14,868,509	0.62		0.61		0.77	29.01
47.03	(18.45)		12,736,208	0.62		0.61		0.64	39.63
63.55	27.81		16,869,763	0.61		0.61		0.60	25.82

28.03	19.56		29,449	1.29		0.84		(0.38)	43.62
25.72	26.85		22,970	1.40		0.84		(0.25)	34.89
21.30	44.82		8,006	2.89		0.84		0.10	34.94
14.95	(0.33	)(e)	227	7.83	(f)	0.84	(f)	3.52 (f)	-

28.17	19.83		56,886	1.07		0.63		(0.18)	43.62
25.78	27.13		40,733	1.18		0.63		(0.04)	34.89
21.30	45.09		22,529	1.86		0.63		0.30	34.94
14.95	(0.33	)(e)	10,573	2.30	(f)	0.63	(f)	3.11 (f)	-

55.62	19.04		3,066,034	0.97		0.88		0.76	34.25
52.45	12.01		3,118,642	0.91		0.88		0.99	24.08
50.54	13.70		3,267,439	0.93		0.88		1.26	30.19
45.27	(13.81)		3,008,001	0.92		0.88		1.11	32.36
54.03	31.12		3,768,904	0.90		0.90		1.20	37.22

55.81	19.32		1,732,289	0.72		0.65		0.99	34.25
52.59	12.27		1,706,549	0.71		0.65		1.22	24.08
50.64	13.94		1,652,941	0.72		0.65		1.49	30.19
45.36	(13.61)		1,518,273	0.72		0.65		1.35	32.36
54.10	31.37		1,654,506	0.71		0.71		1.39	37.22

38.32	12.85		1,117,999	1.03		0.95		0.23	52.63
37.41	9.99		1,265,449	0.95		0.95		0.17	43.55
37.25	12.67		1,477,106	0.98		0.96		0.28	42.45
33.88	(21.56)		1,974,198	0.97		0.96		0.09	47.52
45.20	16.39		3,155,696	0.96		0.96		(0.08)	34.76

Audited Financial Statements • 2025

Financial Highlights (continued)

For a Share Outstanding for the Year Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)	Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Mid Cap Fund – Institutional Shares
2025	$37.59	$0.17	$4.78	$4.95	$(0.17)	$(3.84)	$(4.01)
2024	37.42	0.14	3.83	3.97	(0.17)	(3.63)	(3.80)
2023	34.02	0.17	4.16	4.33	(0.21)	(0.72)	(0.93)
2022	45.39	0.11	(9.83)	(9.72)	(0.08)	(1.57)	(1.65)
2021	40.87	0.05	6.69	6.74	(0.03)	(2.19)	(2.22)
Parnassus Mid Cap Growth Fund – Investor Shares
2025	57.49	(0.18)	5.66	5.48	-	(9.31)	(9.31)
2024	55.57	(0.19)	6.35	6.16	-	(4.24)	(4.24)
2023	42.28	(0.15)	15.03	14.88	-	(1.59)	(1.59)
2022	64.36	(0.17)	(21.39)	(21.56)	-	(0.52)	(0.52)
2021	61.44	(0.34)	6.16	5.82	(0.94)	(1.96)	(2.90)
Parnassus Mid Cap Growth Fund – Institutional Shares
2025	57.85	(0.11)	5.71	5.60	-	(9.31)	(9.31)
2024	55.83	(0.12)	6.38	6.26	-	(4.24)	(4.24)
2023	42.42	(0.09)	15.09	15.00	-	(1.59)	(1.59)
2022	64.50	(0.11)	(21.45)	(21.56)	-	(0.52)	(0.52)
2021	61.49	(0.26)	6.17	5.91	(0.94)	(1.96)	(2.90)
Parnassus International Equity Fund – Investor Shares
For the period ended December 31, 2025(h)	15.00	0.05	1.33	1.38	(0.19)	-	(0.19)
Parnassus International Equity Fund – Institutional Shares
For the period ended December 31, 2025(h)	15.00	0.12	1.28	1.40	(0.26)	-	(0.26)

Audited Financial Statements • 2025

Net Asset Value End of Year	Total Overall Return	Net Assets End of Year (000s)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(b)(c)(d)		Ratio of Net Investment Income (Loss) to Average Net Assets	Portfolio Turnover Rate

$38.53	13.08%	$1,322,190	0.77%		0.75%		0.44%	52.63%
37.59	10.21	1,576,993	0.78		0.75		0.34	43.55
37.42	12.92	3,921,694	0.76		0.75		0.49	42.45
34.02	(21.41)	4,103,007	0.76		0.75		0.30	47.52
45.39	16.63	5,518,086	0.75		0.75		0.13	34.76

53.66	9.19	620,039	0.82		0.80		(0.31)	61.51
57.49	10.55	647,286	0.81		0.80		(0.33)	41.45
55.57	35.60	645,243	0.81		0.80		(0.30)	47.49
42.28	(33.52)	514,193	0.80		0.80		(0.36)	58.11
64.36	9.37	880,724	0.80		0.80		(0.52)	28.73

54.14	9.34	185,909	0.70		0.68		(0.19)	61.51
57.85	10.68	194,674	0.70		0.68		(0.21)	41.45
55.83	35.77	183,037	0.71		0.68		(0.18)	47.49
42.42	(33.45)	144,292	0.70		0.68		(0.24)	58.11
64.50	9.50	237,137	0.68		0.68		(0.40)	28.73

16.19	9.20 (e)	3,047	5.19	(f)	0.49	(f)	0.87 (f)	27.90

16.14	9.35 (e)	11,241	3.83	(f)	0.28	(f)	1.47 (f)	27.90

(a) Income (loss) from operations per share is based on average daily shares outstanding.

(b) Parnassus Investments has contractually limited expenses to an annualized rate of 0.84% for the Parnassus Growth Equity Fund – Investor Shares, 0.88% for the Parnassus Value Equity Fund – Investor Shares, 0.80% for the Parnassus Mid Cap Growth Fund – Investor Shares and 0.95% for the Parnassus International Equity Fund – Investor Shares.

(c) The ratio of gross expenses to average net assets for the Parnassus Core Equity Fund – Investor Shares and the Parnassus Mid Cap Fund – Investor Shares is a blended rate. For the period January 1, 2025, through April 30, 2025, the contractually limited rate was 0.82% for the Parnassus Core Equity Fund – Investor Shares and 0.96% for the Parnassus Mid Cap Fund – Investor Shares. As of May 1, 2025, the contractually limited rate is 0.81% for the Parnassus Core Equity Fund – Investor Shares and 0.95% for the Parnassus Mid Cap Fund – Investor Shares.

(d) Parnassus Investments has contractually limited expenses to an annualized rate of 0.61% for the Parnassus Core Equity Fund – Institutional Shares, 0.63% for the Parnassus Growth Equity Fund – Institutional Shares, 0.65% for the Parnassus Value Equity Fund – Institutional Shares, 0.75% for the Parnassus Mid Cap Fund – Institutional Shares, 0.68% for the Parnassus Mid Cap Growth Fund – Institutional Shares and 0.70% for the Parnassus International Equity Fund – Institutional Shares.

(e) Total Return is not annualized for periods less than one year.

(f) Annualized, except certain non-recurring expenses.

(g) The Parnassus Growth Equity Fund commenced operations on December 28, 2022, and the period shown is from December 28, 2022 through December 31, 2022.

(h) The Parnassus International Equity Fund commenced operations on April 28, 2025, and the period shown is from April 28, 2025 through December 31, 2025.

(i) Amount less than $0.01.

Audited Financial Statements • 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Parnassus Funds and Parnassus Funds II and Shareholders of Parnassus Core Equity Fund, Parnassus Growth Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund, Parnassus Mid Cap Growth Fund and Parnassus International Equity Fund

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Parnassus Core Equity Fund (one of the funds constituting Parnassus Funds II) and Parnassus Growth Equity Fund, Parnassus Value Equity Fund, Parnassus Mid Cap Fund, Parnassus Mid Cap Growth

Fund and Parnassus International Equity Fund (constituting Parnassus Funds), (hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations and of changes in net assets for each of the periods indicated in the table below, including the related notes, and the financial highlights for each of the periods indicated in the table below (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds listed in the table below as of December 31, 2025, the results of each of their operations, the changes in each of their net assets, and each of the financial highlights for each of the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

Fund	Statement of Operations	Statement of Changes in Net Assets	Financial Highlights

Parnassus Core Equity Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021

Parnassus Growth Equity Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, and the period from December 28, 2022 (commencement of operations) through December 31, 2022

Parnassus Value Equity Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021

Parnassus Mid Cap Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021

Parnassus Mid Cap Growth Fund	For the year ended December 31, 2025	For the years ended December 31, 2025 and 2024	For the years ended December 31, 2025, 2024, 2023, 2022 and 2021

Parnassus International Equity Fund	For the period April 28, 2025 (commencement of operations) through December 31, 2025	For the period April 28, 2025 (commencement of operations) through December 31, 2025	For the period April 28, 2025 (commencement of operations) through December 31, 2025

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks.

Audited Financial Statements • 2025

Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian and broker. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, CA

February 10, 2026

We have served as the auditor of one or more investment companies in Parnassus Investments Group of Funds since 2021.

Audited Financial Statements • 2025

Additional Information (unaudited)

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (800) 999-3505. The Funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or it may be obtained from the Securities and Exchange Commission’s website or the Parnassus website.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’

Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds publish their entire portfolio holdings information as of the end of each month and quarter on the Parnassus Funds’ website (www.parnassus.com). This information is available to anyone who visits the website and is updated on or about ten business days following the end of each month. Holdings information will remain on the website until updated for the subsequent time period.

Federal Income Tax Information

For the year ended December 31, 2025, the following percentages of ordinary income distributed by the Funds that qualify for the individual qualified dividend income deduction (QDI) and the corporate dividends received deduction (DRD) are as follows:

Fund	QDI	DRD
Parnassus Core Equity Fund	78.54%	75.69%
Parnassus Growth Equity Fund	100%	100%
Parnassus Value Equity Fund	100%	100%
Parnassus Mid Cap Fund	45.97%	37.47%
Parnassus Mid Cap Growth Fund	0%	0%
Parnassus International Equity Fund	49.44%	1.12%

As of December 31, 2025, the per share long term capital gains were as follows:

Fund	Long Term Capital Gain Designation
Parnassus Core Equity Fund	$9.00
Parnassus Growth Equity Fund	2.47
Parnassus Value Equity Fund	5.64
Parnassus Mid Cap Fund	2.89
Parnassus Mid Cap Growth Fund	8.17
Parnassus International Equity Fund	–

Tax information unaudited

We are required to advise you of the federal tax status of certain distributions received by shareholders during the fiscal year. The fund hereby designates the following amounts for the fund’s fiscal year ended December 31, 2025:

	Parnassus Core Equity Fund	Parnassus Growth Equity Fund	Parnassus Value Equity Fund	Parnassus Mid Cap Fund	Parnassus Mid Cap Growth Fund	Parnassus International Equity Fund
Long-term capital gains	$4,612,418,026	$8,209,747	$540,570,375	$230,194,952	$131,181,800	$ –

Audited Financial Statements • 2025

Additional Information (unaudited) (continued)

Individual shareholders should refer to their Form 1099 or other tax information, which was mailed in January 2026, to determine the calendar year amounts to be included on their 2025 tax returns. Shareholders should consult their tax advisors.

Foreign Tax Credit

For the year ended December 31, 2025, the Parnassus International Equity Fund earned foreign source income of $142,911 which amounts to $0.17 per share, and paid foreign taxes of $10,799 which amounts to $0.01 per share, which it intends to pass through to its shareholders pursuant to Section 853 of the Internal Revenue Code.

Earnings growth is not representative of the fund’s future performance.

Mutual fund investing involves risk, and loss of principal is possible. The Fund’s share price may change daily based on the value of its security holdings. Stock markets can be volatile, and stock values fluctuate in response to the asset levels of individual companies and in response to general U.S. and international market and economic conditions. In addition to large cap companies, the Fund may invest in small and/or mid cap companies, which can be more volatile than large cap firms. Security holdings in the fund can vary significantly from broad market indexes.

Parnassus Growth Equity Fund and Parnassus Mid Cap Growth Fund: The adviser may be wrong in its assessment of a company’s potential for growth, and the growth stocks the fund holds may not grow as the advisor anticipates. In addition, there are periods when investing in growth stocks falls out of favor with investors and these stocks may underperform.

Parnassus Mid Cap and Parnassus Mid Cap Growth Funds: The Fund invests in small and/or mid cap growth companies, which are generally riskier than larger companies, and the Fund’s share price may be more volatile than funds that invest in larger companies.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE GUIDELINES: The Funds evaluate ESG factors as part of the investment decision-making process, considering a range of impacts they may have on future revenues, expenses, assets, liabilities and overall risk. The Funds also utilize active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy. There is no guarantee that the ESG strategy will be successful.

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month end is available on the Parnassus website (www.parnassus.com). Investment returns and principal value will fluctuate, so an investor’s shares, when redeemed, may be worth more or less than their original principal cost.

Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus or summary prospectus, which contain this and other information. The prospectus or summary prospectus can be obtained on the Parnassus website or by calling (800) 999-3505.

The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

©2026 Parnassus Investments. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. All rights reserved.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

Sign up for electronic delivery of prospectuses, shareholder reports and account statements at www.parnassus.com

If you do not hold your account directly with Parnassus, please contact the firm that holds your account to inquire about electronic delivery.

© 2026 Parnassus Investments, LLC. All rights reserved. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

1 Market Street, Suite 1600 San Francisco, CA 94105^(800) 999-3505^www.parnassus.com

3

Audited Financial Statements • 2025

Parnassus Core Select ETF

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Banks (3.3%)
Bank of America Corp.	56,663	3,116,465

Capital Markets (6.0%)
Intercontinental Exchange Inc.	19,770	3,201,949
S&P Global Inc.	4,941	2,582,117

		5,784,066

Chemicals (2.6%)
Linde plc	5,781	2,464,961

Commercial Services & Supplies (4.6%)
Waste Management Inc.	20,106	4,417,489

Diversified Financial Services (3.3%)
Mastercard Inc., Class A	5,576	3,183,227

Equity Real Estate Investment Trusts (2.4%)
Realty Income Corp.	40,698	2,294,146

Health Care Equipment & Supplies (4.3%)
Boston Scientific Corp. [q]	25,398	2,421,699
Stryker Corp.	4,675	1,643,122

		4,064,821

Insurance (1.5%)
Brown & Brown Inc.	18,366	1,463,770

Interactive Media & Services (9.5%)
Alphabet Inc., Class A	29,067	9,097,971

Life Sciences Tools & Services (6.5%)
Danaher Corp.	27,040	6,189,997

Machinery (4.2%)
Deere & Co.	8,626	4,016,007

Multiline Retail (7.3%)
Amazon.com Inc. [q]	30,203	6,971,457

Pharmaceuticals (2.1%)
Eli Lilly & Co.	1,839	1,976,337

Semiconductors & Semiconductor Equipment (13.2%)
Applied Materials Inc.	22,795	5,858,087
NVIDIA Corp.	36,360	6,781,140

		12,639,227

Equities	Shares	Market Value ($)

Software (18.0%)
Microsoft Corp.	18,273	8,837,188
Salesforce Inc.	12,333	3,267,135
ServiceNow Inc. [q]	9,375	1,436,156
Synopsys Inc. [q]	4,302	2,020,735
Workday Inc., Class A q	7,961	1,709,864

		17,271,078

Specialty Retail (5.6%)
AutoZone Inc. [q]	763	2,587,715
The Home Depot Inc.	8,122	2,794,780

		5,382,495

Technology Hardware, Storage & Peripherals (3.2%)
Apple Inc.	11,349	3,085,339

Trading Companies & Distributors (2.0%)
Ferguson Enterprises Inc.	8,725	1,942,447

Total investment in equities (99.6%) (cost $87,343,807)		95,361,300

The accompanying notes are an integral part of these financial statements.

4

Audited Financial Statements • 2025

Parnassus Core Select ETF

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.4%)
JPMorgan Chase, New York	2.98%	01/02/2026	381,051	381,051

Total short-term securities (0.4%) (cost $381,051)				381,051

Total securities (100.0%) (cost $87,724,858)				95,742,351

Other assets and liabilities (0.0%)				(3,147)

Total net assets (100.0%)				95,739,204

q This security is non-income producing.

plc Public Limited Company

The accompanying notes are an integral part of these financial statements.

5

Audited Financial Statements • 2025

Parnassus Value Select ETF

Portfolio of Investments as of December 31, 2025

Equities	Shares	Market Value ($)

Banks (8.2%)
Bank of America Corp.	8,090	444,950
JPMorgan Chase & Co.	1,550	499,441

		944,391

Capital Markets (8.5%)
S&P Global Inc.	984	514,229
The Charles Schwab Corp.	4,597	459,286

		973,515

Chemicals (3.0%)
Linde plc	797	339,833

Diversified Financial Services (4.3%)
Visa Inc., Class A	1,406	493,098

Diversified Telecommunication Services (3.9%)
Verizon Communications Inc.	11,095	451,899

Equity Real Estate Investment Trusts (4.7%)
CBRE Group Inc., Class A q	3,360	540,255

Food & Staples Retailing (2.7%)
Sysco Corp.	4,172	307,435

Health Care Equipment & Supplies (2.1%)
Abbott Laboratories	1,952	244,566

Health Care Providers & Services (2.9%)
UnitedHealth Group Inc.	1,029	339,683

Independent Power & Renewable Electricity Producers (4.2%)
Brookfield Renewable Corp.	12,695	486,726

Insurance (2.6%)
Willis Towers Watson plc	914	300,340

Interactive Media & Services (6.2%)
Alphabet Inc., Class A	2,254	705,502

Life Sciences Tools & Services (6.6%)
Bio-Rad Laboratories Inc., Class A q	964	292,082
Thermo Fisher Scientific Inc.	792	458,924

		751,006

Machinery (8.3%)
Cummins Inc.	980	500,241
Deere & Co.	967	450,206

		950,447

Equities	Shares	Market Value ($)

Multiline Retail (3.6%)
Amazon.com Inc. [q]	1,807	417,092

Pharmaceuticals (5.0%)
AstraZeneca plc, ADR	6,261	575,574

Road & Rail (3.6%)
Union Pacific Corp.	1,776	410,824

Semiconductors & Semiconductor Equipment (10.6%)
Applied Materials Inc.	1,659	426,347
Micron Technology Inc.	1,124	320,801
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	1,520	461,913

		1,209,061

Software (6.3%)
Microsoft Corp.	926	447,832
NICE Ltd., ADR [q]	2,385	269,601

		717,433

Specialty Retail (2.4%)
The Home Depot Inc.	810	278,721

Total investment in equities (99.7%) (cost $10,077,724)		11,437,401

The accompanying notes are an integral part of these financial statements.

6

Audited Financial Statements • 2025

Parnassus Value Select ETF

Portfolio of Investments as of December 31, 2025 (continued)

Short-Term Securities	Interest Rate	Maturity Date	Principal Amount ($)	Market Value ($)

Time Deposits (0.3%)
Royal Bank of Canada, Toronto	2.98%	01/02/2026	36,112	36,112

Total short-term securities (0.3%) (cost $36,112)				36,112

Total securities (100.0%) (cost $10,113,836)				11,473,513

Other assets and liabilities (0.0%)				(2,258)

Total net assets (100.0%)				11,471,255

q This security is non-income producing.

plc Public Limited Company
ADR American Depositary Receipt

The accompanying notes are an integral part of these financial statements.

7

Audited Financial Statements • 2025

Statement of Assets and Liabilities

December 31, 2025

	Parnassus Core Select ETF	Parnassus Value Select ETF

Assets

Investments in stocks, at market value – Unaffiliated

(cost $87,343,807 and $10,077,724)	$95,361,300	$11,437,401

Investments in short-term securities

(at cost which approximates market value)	381,051	36,112

Receivables

Dividends and interest	42,182	3,842

Total assets	$95,784,533	$11,477,355

Liabilities

Fees payable to Parnassus Investments	45,329	6,100

Total liabilities	$45,329	$6,100

Net assets	$95,739,204	$11,471,255

Net assets consist of

Capital paid-in	89,009,191	10,260,991

Total Distributable Earnings	6,730,013	1,210,264

Total net assets	$95,739,204	$11,471,255

Net asset value and offering per share

Net assets	$95,739,204	$11,471,255

Shares outstanding	3,570,000	410,000

Net asset values and redemption price per share

(Net asset value divided by shares outstanding)	$26.82	$27.98

The accompanying notes are an integral part of these financial statements.

8

Audited Financial Statements • 2025

Statement of Operations

Year Ended December 31, 2025

	Parnassus Core Select ETF	Parnassus Value Select ETF

Investment income

Dividends – Affiliated	$10,367	$-

Dividends – Unaffiliated	376,312	114,043

Interest	7,088	1,046

Foreign withholding tax	(22)	(3,057)

Total investment income	$393,745	$112,032

Expenses

Management fees	261,804	43,123

Total expenses	$261,804	$43,123

Net investment income	$131,941	$68,909

Realized and unrealized gain (loss) on investments

Net realized (loss) from securities transactions – Affiliated	(29,863)	-

Net realized (loss) from securities transactions – Unaffiliated	(1,277,248)	(149,413)

Net change in unrealized appreciation of securities – Unaffiliated	8,097,016	1,411,376

Net change in unrealized appreciation of securities – Affiliated	2,679	-

Net realized and unrealized gain on securities	$6,792,584	$1,261,963

Net increase in net assets resulting from operations	$6,924,525	$1,330,872

The accompanying notes are an integral part of these financial statements.

9

Audited Financial Statements • 2025

Statement of Changes in Net Assets

December 31, 2025

	Parnassus Core Select ETF		Parnassus Value Select ETF

	Year Ended December 31, 2025	Period Ended December 31, 2024*	Year Ended December 31, 2025	Period Ended December 31, 2024*

Investment income from operations

Net investment income	$131,941	$549	$68,909	$43

Net realized (loss) from securities transactions	(1,307,111)	-	(149,413)	-

Net change in unrealized appreciation (depreciation) of securities	8,099,695	(82,202)	1,411,376	(51,699)

Increase (decrease) in net assets resulting from operations	$6,924,525	$(81,653)	$1,330,872	$(51,656)

Net Dividends and Distributions

Distributions to shareholders	$(114,100)	$-	$(69,167)	$-

Capital share transactions

Proceeds from sale of shares	86,045,071	2,965,361	9,017,445	1,243,761

Shares repurchased	-	-	-	-

Increase in net assets from capital share transactions	86,045,071	2,965,361	9,017,445	1,243,761

Increase in net assets	$92,855,496	$2,883,708	$10,279,150	$1,192,105

Net Assets

Beginning of year	2,883,708	-	1,192,105	-

End of year	$95,739,204	$2,883,708	$11,471,255	$1,192,105

Shares issued and redeemed

Shares sold	3,450,000	120,000	360,000	50,000

Net increase in shares outstanding	3,450,000	120,000	360,000	50,000

* For the period from December 11, 2024 (commencement of operations) through December 31, 2024.

The accompanying notes are an integral part of these financial statements.

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Audited Financial Statements • 2025

Notes to Financial Statements

1. Organization

The Parnassus ETFs are series of the Parnassus Funds II trust (formerly known as Parnassus Income Funds trust) (the “Trust”), organized as a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The financial statements and these notes relate only to the Parnassus Core Select ETF and the Parnassus Value Select ETF (each a “Fund” and, collectively, the “Funds”), both of which commenced operations on December 11, 2024. The Trust also includes the Parnassus Core Equity Fund. The Funds operate as exchange-traded funds (“ETFs”) and are classified as “non-diversified” under the 1940 Act. Each Fund has distinct investment objectives and investment strategies. In general, each of the Funds seeks capital appreciation.

2. Significant Accounting Policies

Each Fund operates as a separate investment company that applies the accounting and reporting guidance issued in Accounting Standards Codification (“ASC”) Topic 946, Financial Services – Investment Companies issued by the Financial Accounting Standards Board (“FASB”). The presentation of the financial statements is made using specialized accounting principles applicable to investment companies.

Short-Term Securities

Short-term securities represent investments of excess cash and consist of time deposits.

Security Transactions and Related Investment Income and Expenses

Securities transactions are recorded on the date the securities are purchased or sold (trade date). Realized gains and losses on securities transactions are determined on the basis of highest cost for both financial statement and federal income tax purposes. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Discounts and premiums on securities purchased are amortized over the lives of the respective securities using the constant yield method, which approximates the interest method. Expenses are recorded on an accrual basis.

Dividends and Distributions to Shareholders

Dividends and distributions to shareholders are recorded on the ex-dividend date to shareholders of record on the record date. The Funds pay income dividends annually and capital-gain dividends, if any, at least annually.

3. Securities Valuations

Methods and Inputs

The Funds’ investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. When market quotations are not readily available the Funds’ Valuation Designee (as defined below) determines the fair value pursuant to duly adopted fair value methodologies. In compliance with Rule 2a-5 under the 1940 Act, the Board of Trustees of the Trust (the “Board”) has designated the Funds’ investment manager, Parnassus Investments, LLC (“Parnassus Investments” or the “Adviser”), as its valuation designee (the “Valuation Designee”), meaning the Adviser has day-to-day responsibility for fair valuation of the Funds’ portfolio investments, subject to the Board’s oversight.

Equity securities and ETFs that are listed or traded on a national securities exchange are stated at market value, based on recorded closing sales on the exchange or at the NASDAQ’s National Market official closing price. In the absence of a recorded sale, and for over-the-counter securities, equity securities are stated at the mean between the last recorded bid and asked prices (unless the spread between the bid and ask is so large that the Adviser believes using the mean would overstate the value of the security, in which case the security will be “fair valued”). Investments in registered investment companies that are not listed or traded on a national securities exchange are valued at their net asset value (“NAV”).

Fixed-income securities with an active market are valued at the “bid” price where such quotes are readily available from brokers and dealers and are representative of the actual market for such securities. Other fixed-income securities experiencing a less active market are valued as determined by the pricing services selected by the Valuation Designee, based on methods which include consideration of trading in securities of comparable yield, quality, coupon, maturity and type, as well as indications as to values from dealers and other market data without exclusive reliance upon quoted prices or over-the-counter prices, since such valuations are believed to reflect more accurately the value of such securities.

11

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

As noted above, investments where market quotations are not readily available are priced at their fair value, in accordance with fair value methodologies established by the Valuation Designee.

The Funds follow ASC Topic 820, Fair Value Measurements and Disclosure issued by the FASB, which defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels, Level 1–unadjusted quoted prices in active markets for identical investments, Level 2–other significant observable inputs (including quoted prices for similar investments) and Level 3–significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments).

Use of Estimates

The preparation of financial statements in conformity with U.S. Generally Accepted Accounting Principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4. Risk Factors

Investing in the Parnassus ETFs may involve certain risks including, but not limited to those identified below. Please refer to the Funds’ current prospectus and statement of additional information for more information on the risks associated with investing in the Funds.

Market Conditions

The prices of, and the income generated by, the common stocks and other securities held by the Funds may decline in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Funds; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; public health emergencies (such as the spread of infectious disease); and currency, interest rate and commodity price fluctuations. Additionally, the values of, and the income generated by, most debt securities held by the Funds may be affected by changing interest rates and by changes in the effective maturities and credit ratings of these debt securities. The Funds’ Adviser attempts to reduce these risks through diversification of each portfolio and ongoing credit analysis as well as by monitoring economic and legislative developments, but there can be no assurance that it will be successful at doing so. Investments in securities issued by entities based outside the U.S. may also be affected by currency controls; different accounting, auditing, financial reporting, and legal standards and practices; expropriation; changes in tax policy; greater market volatility; different securities market structures and higher transaction costs.

Foreign (Non-U.S.) Securities Risk

Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because of political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investment outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Contractual Obligations

Under the Trust’s organizational documents, the officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Trust. Additionally, the Trust has a variety of indemnification obligations under contracts with service providers. The Trust’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust that have not yet occurred.

Non-Diversification

The Funds are non-diversified under the 1940 Act and employ a concentrated investment strategy. Accordingly, the Funds typically invest a greater portion of their assets in, and their performance may be affected by, a smaller number of issuers than if they were diversified, less concentrated funds. Further, the Funds may experience greater losses as a result of a single issuer’s unfavorable market or economic conditions or other adverse developments impacting the market value of the issuer’s securities.

12

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

Authorized Participants, Market Makers, and Liquidity Providers Concentration

Only an Authorized Participant may engage in creation or redemption transactions directly with the Funds. The Funds have a limited number of financial institutions that may act as Authorized Participants. In addition, there may be a limited number of market makers or liquidity providers in the marketplace. To the extent that these intermediaries exit the business or otherwise become unable to process creation or redemption orders, the Funds’ shares may trade at a material discount to their NAV and possibly face trading halts or delisting. In periods of market volatility, Authorized Participants, market makers, or liquidity providers may be less willing to transact in Fund shares.

5. Taxation and Distributions

Federal Income Taxes

The Funds intend to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all taxable income and capital gains to shareholders. Therefore, no federal income tax provision is required. Income distributions and capital-gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

The Funds follow ASC 740, Income Taxes, relating to uncertainty in income taxes and disclosures. ASC 740 establishes a minimum threshold for income tax benefits to be recognized in the financial statements. These tax benefits must meet a “more likely than not” threshold, which means that based on technical merits, they have a more than 50% likelihood of being sustained upon examination by the tax authority. Tax benefits meeting this threshold are measured as the largest amount of tax benefit that is greater than 50% likely of being realized upon ultimate settlement with the tax authority. As of and during the year ended December 31, 2025, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the year, the Funds did not incur interest or penalties. As of December 31, 2025, the Funds had no tax examinations or audits in progress.

Tax Matters and Distributions

As of December 31, 2025, the costs of investments in securities and net unrealized appreciation/depreciation for income tax purposes were as follows:

	Parnassus Core Select ETF	Parnassus Value Select ETF
Cost of investment	$87,749,718	$10,165,646
Gross unrealized appreciation	$9,396,673	$1,631,665
Gross unrealized depreciation	$(1,404,040)	$(323,798)
Net unrealized appreciation (depreciation)	$7,992,633	$1,307,867
Distributable earnings - ordinary income	$18,853	$–
Distributable long-term capital gains	$(1,306,333)	$(149,413)

	Parnassus Core Select ETF		Parnassus Value Select ETF
Distributions paid from:	2025	2024	2025	2024
Ordinary Income	$114,100	$–	$69,167	$–
Long-term capital gains	$–	$–	$–	$–
Total distributions	$114,100	$–	$69,167	$–

As of December 31, 2025, the Funds had the following net capital loss carryforwards remaining:

Fund	Short-Term	Long-Term	Total Amount
Parnassus Core Select ETF	$1,262,620	$-	$1,262,620
Parnassus Value Select ETF	97,603	-	97,603

Reclassifications as shown in the following table have been made in each Fund’s capital accounts to report these balances on a tax basis, excluding certain temporary differences, as of December 31, 2025. Additional permanent book to tax adjustments may be required in subsequent reporting periods. These reclassifications, which have no impact on the NAV of the Funds, primarily relate to the utilization of earnings and profits distributed to shareholders on redemption of shares, net operating losses, and certain differences in the computation of distributable income and capital gains under federal tax rules versus GAAP.

13

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

For tax purposes, net realized capital losses may be carried over to offset future capital gains, if any. Funds are permitted to carry forward capital losses for an indefinite period, and such losses will retain their character as either short-term or long-term capital losses.

Fund	Increase/Decrease in Total Distributable Earnings	Increase/Decrease in Aggregate Capital Paid-In
Parnassus Core Select ETF	$1,241	$(1,241)
Parnassus Value Select ETF	215	(215)

In December 2023, the FASB issued Accounting Standards Update (“ASU”) 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which enhances income tax disclosure requirements, including, but not limited to, those with respect to the Fund’s income tax rate reconciliation and income taxes paid disaggregated by jurisdiction. The ASU is effective for annual periods beginning after December 15, 2024, with early adoption permitted. As of December 31, 2025, the ASU was adopted and there was no material impact to the financial statements.

6. Fair Value Measurements

The following table summarizes the Funds’ financial assets as of December 31, 2025, that are valued at fair value on a recurring basis:

Parnassus Core Select ETF

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$9,097,971	$-	$-	$9,097,971

Consumer Discretionary	12,353,952	-	-	12,353,952

Financials	13,547,528	-	-	13,547,528

Health Care	12,231,155	-	-	12,231,155

Industrials	10,375,943	-	-	10,375,943

Information Technology	32,995,644	-	-	32,995,644

Materials	2,464,961	-	-	2,464,961

Real Estate	2,294,146	-	-	2,294,146

Short-Term Investments	381,051	-	-	381,051
Total	$95,742,351	$-	$-	$95,742,351

Parnassus Value Select ETF

Investment Securities	Level 1	Level 2	Level 3	Total
Equities:

Communication Services	$1,157,401	$-	$-	$1,157,401

Consumer Discretionary	695,813	-	-	695,813

Consumer Staples	307,435	-	-	307,435

Financials	2,711,344	-	-	2,711,344

Health Care	1,910,829	-	-	1,910,829

Industrials	1,361,271	-	-	1,361,271

Information Technology	1,926,494	-	-	1,926,494

Materials	339,833	-	-	339,833

Real Estate	540,255	-	-	540,255

Utilities	486,726	-	-	486,726

Short-Term Investments	36,112	-	-	36,112
Total	$11,473,513	$-	$-	$11,473,513

14

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

The Funds’ Valuation Designee has adopted fair value pricing methodologies to fair value each Fund’s securities when market prices are not “readily available” or are unreliable. Determination of a fair value by the Valuation Designee may include significant unobservable inputs and therefore such financial instruments would be reflected within Level 3 of the fair value hierarchy. Fair value determinations are made in good faith in accordance with the duly adopted fair value pricing methodologies. The Valuation Designee provides quarterly and annual reports to the Board in connection with the Board’s obligation to oversee the Valuation Designee.

7. Capital Stock

Capital stock consists of an unlimited number of authorized shares of capital stock with no par value.

8. Purchases and Sales of Securities

The Funds issue and redeem shares at NAV only in large blocks known as “Creation Units,” which only Authorized Participants (typically, broker-dealers) may purchase or redeem. Creation Unit transactions are typically conducted in exchange for the deposit or delivery of in-kind securities or cash. Most investors buy and sell shares in secondary market transactions through brokers. Shares of the Funds are listed for trading on the New York Stock Exchange, and because the shares of the Funds trade at market prices rather than NAV, shares of the Funds may trade at a price greater or lower than NAV.

Creation Units generally consist of 10,000 shares, though this may change from time to time. A Fund generally issues and redeems Creation Units in exchange for a portfolio of securities, assets or other positions closely approximating the holdings of the Fund (referred to as a “basket” or “Deposit Securities”) and an amount of U.S. cash to account for any difference between the value of the basket and the NAV of the Creation Units.

Purchases and proceeds from sales of securities, excluding short-term securities and in-kind transactions for the year ended December 31, 2025 were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Select ETF	$-	$9,097,777	$1,410,687	$6,948,773
Parnassus Value Select ETF	-	2,548,180	-	2,468,051

The costs of in-kind subscriptions and the proceeds from in-kind redemptions for the year ended December 31, 2025, were as follows:

Fund	Affiliated Purchases	Unaffiliated Purchases	Affiliated Sales	Unaffiliated Sales
Parnassus Core Select ETF	$1,351,207	$83,608,138	$-	$-
Parnassus Value Select ETF	-	8,908,220	-	-

9. Investment Advisory Agreement and Transactions with Affiliates

Under terms of an agreement which provides for furnishing investment management and advice to the Funds, the Adviser is entitled to receive unitary fees payable monthly, based on such Fund’s average daily net assets for the month, at the following annual rates:

Parnassus Core Select ETF: 0.58%. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 0.58% of the Fund’s average daily net assets through at least May 1, 2026.

Parnassus Value Select ETF: 0.59%. The Adviser has contractually agreed to limit the total annual operating expenses of the Fund to 0.59% of the Fund’s average daily net assets through at least May 1, 2026.

Pursuant to the unitary management fee, the Adviser will pay all of the Funds’ expenses, except for the following: advisory and sub-advisory fees, costs of

15

Audited Financial Statements • 2025

Notes to Financial Statements (continued)

holding shareholder meetings, interest charges on any borrowings made for investment purposes, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act, legal fees and expenses relating to arbitration or litigation, and other non-routine or extraordinary expenses.

The Adviser has appointed Brown Brothers Harriman as a sub-administrator and transfer agent to the Funds. Brown Brothers Harriman provides day-to-day operational services to each Fund including, but not limited to fund accounting services. The fees payable to Brown Brothers Harriman for sub-administrative and transfer agent services are paid by the Adviser and not the Funds.

10. Holdings of 5% Voting Securities of Portfolio Companies

The 1940 Act defines “affiliated companies” to include investments in portfolio companies in which a fund and/or funds under common control own 5% or more of the outstanding voting securities. Additionally, under the 1940 Act, an investment is presumed to be a “controlled affiliate” of a fund when a fund owns, either directly or indirectly, 25% or more of the affiliated company’s outstanding shares or has the power to exercise control over management or policies of such company.

During the year ended December 31, 2025, investments in “affiliated companies” were as follows:

	Value at Beginning of Year	Purchases	Sales	Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)	Value at End of Year	Number of Shares Held at End of Period	Investment Income

Parnassus Core Select ETF

Non-Controlled Affiliates								Dividends

Ball Corp.*	$86,664	$1,351,207	$1,410,687	$(29,863)	$2,679	$-	-	$10,367
Total Affiliates	$86,664	$1,351,207	$1,410,687	$(29,863)	$2,679	$-	-	$10,367

* As of December 31, 2025, this company is no longer an “affiliated company” of the fund, as the fund has sold all of its holdings in this investment.

11. Segment Reporting

Subject to the oversight and, when applicable, approval of the Board, the Management Committee of the Funds’ Adviser acts as the Funds’ chief operating decision maker (“CODM”) and is responsible for assessing performance and making decisions about resource allocation. The CODM has determined that each Fund has a single operating segment based on the fact that the CODM monitors the operating results of the Funds as a whole and the Funds’ long-term strategic asset allocation is determined in accordance with the terms of each Fund’s prospectus, based on a defined investment strategy which is executed by the

Funds’ portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in the Funds’ financial statements.

12. Subsequent Events

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued and has determined that there were no subsequent events requiring adjustment to or additional disclosure in the financial statements.

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Audited Financial Statements • 2025

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17

Audited Financial Statements • 2025

Financial Highlights

Selected data for each share of capital stock outstanding, total return and ratios/supplement data for year ended December 31, 2025 and the period ended December 31, 2024:

For a Share Outstanding for the Period Ended	Net Asset Value Beginning of Year	Net Investment Income (Loss)(a)		Net Realized and Unrealized Gain (Loss) on Securities(a)	Total from Investment Operations(a)	Dividends from Net Investment Income	Distributions from Net Realized Gains on Securities	Total Dividends and Distributions
Parnassus Core Select ETF
2025	$24.03	$0.08		$2.75	$2.83	$(0.04)	$-	$(0.04)
For the period ended December 31, 2024(g)	25.06	0.01		(1.04)	(1.03)	-	-	-
Parnassus Value Select ETF
2025	23.84	0.24		4.07	4.31	(0.17)	-	(0.17)
For the period ended December 31, 2024(f)	25.02	0.00	(g)	(1.18)	(1.18)	-	-	-

18

Audited Financial Statements • 2025

Net Asset Value End of Period	Net Assets End of Period (000s)	Total Return at Net Asset Value(b)	Ratio of Gross Expenses to Average Net Assets		Ratio of Net Expenses to Average Net Assets (Net of Waiver and Expense Offset Arrangements)(c)		Ratio of Net Investment Income (Loss) to Average Net Assets		Portfolio Turnover Rate(e)

$26.82	$95,739	11.74%	0.58%		0.58%		0.29%		18.40%
24.03	2,884	(4.11)	0.58	(d)	0.58	(d)	0.55	(d)	-

27.98	11,471	18.06	0.59		0.59		0.94		34.10
23.84	1,192	(4.72)	0.59	(d)	0.59	(d)	0.08	(d)	-

(a) Income (loss) from operations per share is based on average daily shares outstanding.

(b) Net asset value total return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period at net asset value. Total return calculated for a period of less than one year is not annualized.

(c) Parnassus Investments has contractually limited expenses to an annualized rate of 0.58% for the Parnassus Core Select ETF and 0.59% for the Parnassus Value Select ETF.

(d) Annualized.

(e) Portfolio turnover rate is not annualized for periods less than one year and does not include in-kind transactions, if any, from processing creations or redemptions.

(f) The Parnassus Core Select ETF and the Parnassus Value Select ETF commenced operations on December 11, 2024, and the period shown is from December 11, 2024 through December 31, 2024.

(g) Amount less than $0.01.

19

Audited Financial Statements • 2025

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Parnassus Funds II and Shareholders of Parnassus Core Select ETF and Parnassus Value Select ETF

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Parnassus Core Select ETF and Parnassus Value Select ETF (two of the funds constituting Parnassus Funds II, hereafter collectively referred to as the “Funds”) as of December 31, 2025, the related statements of operations for the year ended December 31, 2025 and the statements of changes in net assets and the financial highlights for the year ended December 31, 2025 and for the period December 11, 2024 (commencement of operations) through December 31, 2024, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of December 31, 2025, and the results of each of their operations for the year ended December 31, 2025, and the changes in each of their net assets and each of the financial highlights for the year ended December 31, 2025 and for the period December 11, 2024 (commencement of operations) through December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinions

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinions.

/s/PricewaterhouseCoopers LLP

San Francisco, CA

February 10, 2026

We have served as the auditor of one or more investment companies in Parnassus Investments Group of Funds since 2021.

20

Audited Financial Statements • 2025

Additional Information (unaudited)

Proxy Disclosures

Parnassus proxy voting policies and procedures are available, without charge, on our website (www.parnassus.com), on the Securities and Exchange Commission’s website (www.sec.gov) and by calling us at (855) 514-4443. The Funds file a proxy voting record with the Securities and Exchange Commission for the 12 months ended June 30. The most recent report is available by calling Parnassus or it may be obtained from the Securities and Exchange Commission’s website or the Parnassus website.

Quarterly Portfolio Schedule

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT. The Funds’ Form N-PORT reports are available on the Securities and Exchange Commission’s website at http://www.sec.gov. The Funds publish their entire portfolio holdings information as of the end of each day on the Parnassus Funds’ website (www.parnassus.com). This information is available to anyone who visits the website and is updated daily. Holdings information will remain on the website until updated for the subsequent day.

Federal Income Tax Information

For the year ended December 31, 2025, the following percentages of ordinary income distributed by the Funds that qualify for the individual qualified dividend income deduction (QDI) and the corporate dividends received deduction (DRD) are as follows:

Fund	QDI	DRD
Parnassus Core Select ETF	100.00%	100.00%
Parnassus Value Select ETF	100.00%	100.00%

21

Earnings growth is not representative of the fund’s future performance.

ETF investing involves risk, and loss of principal is possible. ETFs may trade at a premium or discount to NAV. Shares of any ETF are bought and sold at market prices (not NAV) and are not individually redeemed from the Fund. Brokerage commissions will reduce returns.

Fund share price may change daily based on the value of its security holdings. Stock markets can be volatile, and stock values fluctuate in response to the asset levels of individual companies and in response to general U.S. and international market and economic conditions. In addition to large cap companies, the Funds may invest in small and/or mid cap companies, which can be more volatile than large cap firms. Security holdings in the fund can vary significantly from broad market indexes.

ENVIRONMENTAL, SOCIAL, AND GOVERNANCE GUIDELINES: The Funds evaluate ESG factors as part of the investment decision-making process, considering a range of impacts they may have on future revenues, expenses, assets, liabilities and overall risk. The Funds also utilize active ownership to encourage more sustainable business policies and practices and greater ESG transparency. Active ownership strategies include proxy voting, dialogue with company management and sponsorship of shareholder resolutions, and public policy advocacy. There is no guarantee that the ESG strategy will be successful.

Performance data quoted represent past performance and are no guarantee of future returns. Current performance may be lower or higher than the performance data quoted, and current performance information to the most recent month end is available on the Parnassus website (www.parnassus.com).

Before investing, an investor should carefully consider the investment objectives, risks, charges and expenses of the Fund and should carefully read the prospectus or summary prospectus, which contain this and other information. The prospectus or summary prospectus can be obtained on the Parnassus website, www.parnassus.com, or by calling (855) 514-4443.

The Parnassus Funds are distributed by Parnassus Funds Distributor, LLC.

© 2026 Parnassus Investments. PARNASSUS, PARNASSUS INVESTMENTS, and PARNASSUS FUNDS are federally registered trademarks of Parnassus Investments, LLC. All rights reserved.

Investment Adviser

Parnassus Investments, LLC

1 Market Street, Suite 1600

San Francisco, CA 94105

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP

405 Howard Street, Suite 600

San Francisco, CA 94105

Legal Counsel

Ropes & Gray LLP

3 Embarcadero Center

San Francisco, CA 94111

Distributor

Parnassus Funds Distributor, LLC

Three Canal Plaza, Suite 100

Portland, ME 04101

At any time you may view current Prospectuses, supplements, and shareholder reports at www.parnassus.com. You can obtain additional information about each of the Funds in the statement of additional information (SAI) dated April 28, 2025, which has been filed with the Securities and Exchange Commission (SEC) and is incorporated in this prospectus by reference (namely, it legally forms a part of the prospectus). The Funds also publish an annual and a semiannual report each year that discuss the Funds’ holdings and how recent market conditions as well as the Funds’ investment strategies affected performance. For a free copy of any of these documents or to ask questions about the Funds, call the Parnassus Funds at (855) 514-4443.

The Funds make available the SAI and the annual and semiannual reports, free of charge, on their Internet website (http://www.parnassus.com). The general public can review and copy information about the Funds (including the SAI) on the EDGAR Database on the SEC’s Internet website at http://www.sec.gov. Copies of this information may be obtained, upon payment of a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov.

The Investment Company Act File Number for Parnassus Income Funds is 811-06673.

1 Market Street, Suite 1600, San Francisco, CA 94105^www.parnassus.com

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Companies.

This information is included in the Financial Statements filed under Item 7(a) of this Form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)

The Registrant’s certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the Registrant is made known to them by others, particularly during the period in which this report is being prepared. The Registrant’s certifying officers have determined that the Registrant’s disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

(b)

There were no significant changes in the Registrant’s internal controls over financial reporting, or in other factors that could significantly affect these controls, that occurred during the Registrant’s fiscal year, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of Ethics.

(a)(2)	Not applicable.

(a)(3)	Certification for each principal executive and principal financial officer of the Registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2(a)) – Filed as an attachment to this filing.

(a)(4)	Not applicable.

(a)(5)	There has been no change to the Registrant’s independent public accountant during the reporting period.

(b)

Certifications required by Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)), Rule 13a-14(b) or Rule 15d-14(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-14(b) or 240.15d-14(b)), and Section 1350 of Chapter 63 of Title 18 of the United States Code (18 U.S.C. 1350). A certification furnished pursuant to this paragraph will not be deemed “filed” for purposes of Section 18 of the Exchange Act (15 U.S.C. 78r), or otherwise subject to the liability of that section. Such certification will not be deemed to be incorporated by reference into any filing under the Securities Act or the Exchange Act, except to the extent that the Registrant specifically incorporates it by reference—Filed as an attachment to this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Funds and Parnassus Funds II
By:	(Signature and Title)
/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	February 17, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	(Signature and Title)
/s/ Benjamin E. Allen
Benjamin E. Allen
Title:	President and Principal Executive Officer
Date:	February 17, 2026
By:	(Signature and Title)
/s/ Marc C. Mahon
Marc C. Mahon
Title:	Treasurer and Principal Financial Officer
Date:	February 17, 2026